UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22986

ETFS TRUST

(Exact name of registrant as specified in charter)

48 Wall Street

New York, New York 10005

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street

Wilmington, Delaware 19801

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (212) 918-4954

Date of fiscal year end: December 31

Date of reporting period: June 30, 2015

Item 1. Reports To Stockholders.

The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

ETFS Trust

Semiannual Report

June 30, 2015

ETFS Zacks Earnings Large-Cap U.S. Index Fund ETFS Zacks Earnings Small-Cap U.S. Index Fund ETFS Diversified-Factor U.S. Large Cap Index Fund ETFS Diversified-Factor Developed Europe Index Fund

ETFS Trust
Table of Contents

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund	3
ETFS Zacks Earnings Small-Cap U.S. Index Fund	6
ETFS Diversified-Factor U.S. Large Cap Index Fund	9
ETFS Diversified-Factor Developed Europe Index Fund	15
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	23
Financial Highlights	24
Notes to Financial Statements	26
Expense Examples	32
Board Approval of Investment Advisory & Sub-Advisory Agreements	33
Additional Information	35

2

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS — 99.1%
CONSUMER DISCRETIONARY — 16.7%
AUTO COMPONENTS — 2.2%
Autoliv, Inc.	228	$26,619
Delphi Automotive PLC	341	29,016
		55,635
AUTOMOBILES — 2.0%
Ford Motor Co.	1,690	25,367
General Motors Co.	766	25,530
		50,897
DISTRIBUTORS — 1.0%
Genuine Parts Co.	293	26,232
		26,232
HOTELS, RESTAURANTS & LEISURE — 3.5%
Carnival Corp.	375	18,521
Darden Restaurants, Inc.	264	18,765
Hilton Worldwide Holdings, Inc.(a)	609	16,778
Marriott International, Inc.	224	16,664
Starwood Hotels & Resorts Worldwide, Inc.	212	17,191
		87,919
HOUSEHOLD DURABLES — 0.6%
Harman International Industries, Inc.	135	16,057
		16,057
INTERNET & CATALOG RETAIL — 1.2%
Liberty Interactive Corp. QVC Group(a)	619	17,177
TripAdvisor, Inc.(a)	141	12,287
		29,464
MEDIA — 3.0%
DISH Network Corp.(a)	256	17,334
Interpublic Group of Cos., Inc. (The)	1,224	23,586
Scripps Networks Interactive, Inc.	260	16,996
Sirius XM Holdings, Inc.(a)	4,634	17,285
		75,201
MULTILINE RETAIL — 1.3%
Dollar Tree, Inc.(a)	219	17,299
Kohl’s Corp.	228	14,275
		31,574
SPECIALTY RETAIL — 1.9%
Bed Bath & Beyond, Inc.(a)	234	16,142
Best Buy Co., Inc.	479	15,620
Gap, Inc. (The)	419	15,993
		47,755
		420,734
CONSUMER STAPLES — 6.9%
BEVERAGES — 1.4%
Coca-Cola Co. (The)	438	17,183
PepsiCo, Inc.	188	17,548
		34,731
FOOD & STAPLES RETAILING — 1.2%
Sysco Corp.	475	17,148
Whole Foods Market, Inc.	346	13,646
		30,794
FOOD PRODUCTS — 1.5%
General Mills, Inc.	316	17,608
Tyson Foods, Inc.	464	19,780
		37,388

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
HOUSEHOLD PRODUCTS — 2.0%
Clorox Co. (The)	162	$16,851
Colgate-Palmolive Co.	258	16,876
Procter & Gamble Co. (The)	217	16,978
		50,705
PERSONAL PRODUCTS — 0.8%
Estee Lauder Cos., Inc. (The)	222	19,238
		19,238
		172,856
ENERGY — 5.7%
OIL, GAS & CONSUMABLE FUELS — 5.7%
Cabot Oil & Gas Corp.	577	18,198
Concho Resources, Inc.(a)	150	17,079
Kinder Morgan, Inc.	382	14,665
Marathon Oil Corp.	621	16,481
Noble Energy, Inc.	328	13,999
ONEOK, Inc.	337	13,305
Range Resources Corp.	310	15,308
Southwestern Energy Co.(a)	701	15,934
Williams Cos., Inc. (The)	320	18,365
		143,334
		143,334
FINANCIALS — 7.9%
BANKS — 1.6%
BB&T Corp.	201	8,102
Fifth Third Bancorp.	410	8,536
Huntington Bancshares, Inc./OH	705	7,974
KeyCorp.	547	8,216
Regions Financial Corp.	819	8,485
		41,313
CAPITAL MARKETS — 0.9%
Bank of New York Mellon Corp. (The)	192	8,058
Charles Schwab Corp. (The)	259	8,456
TD Ameritrade Holding Corp.	208	7,659
		24,173
DIVERSIFIED FINANCIAL SERVICES — 0.3%
Berkshire Hathaway, Inc.(a)	54	7,350
		7,350
INSURANCE — 1.3%
Aflac, Inc.	122	7,588
Marsh & McLennan Cos., Inc.	138	7,825
MetLife, Inc.	154	8,622
Unum Group	232	8,294
		32,329
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.8%
Annaly Capital Management, Inc.	743	6,828
Crown Castle International Corp.	95	7,628
Equity Residential	101	7,087
HCP, Inc.	177	6,455
Host Hotels & Resorts, Inc.	382	7,575
Kimco Realty Corp.	294	6,627

See accompanying notes to the financial statements.

3

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
Prologis, Inc.	178	$6,604
UDR, Inc.	229	7,335
Weyerhaeuser Co.	1,227	38,651
		94,790
		199,955
HEALTH CARE — 6.6%
BIOTECHNOLOGY — 1.5%
BioMarin Pharmaceutical, Inc.(a)	133	18,192
Incyte Corp.(a)	179	18,653
		36,845
HEALTH CARE EQUIPMENT & SUPPLIES — 2.0%
Boston Scientific Corp.(a)	908	16,072
Edwards Lifesciences Corp.(a)	114	16,237
Hologic, Inc.(a)	492	18,725
		51,034
HEALTH CARE PROVIDERS & SERVICES — 0.6%
Laboratory Corp. of America Holdings(a)	128	15,516
		15,516
HEALTH CARE TECHNOLOGY — 0.6%
Cerner Corp.(a)	219	15,124
		15,124
PHARMACEUTICALS — 1.9%
Allergan PLC(a)	54	16,387
Mallinckrodt PLC(a)	129	15,186
Pfizer, Inc.	466	15,625
		47,198
		165,717
INDUSTRIALS — 31.4%
AEROSPACE & DEFENSE — 7.9%
General Dynamics Corp.	301	42,649
Honeywell International, Inc.	391	39,870
L-3 Communications Holdings, Inc.	322	36,508
Rockwell Collins, Inc.	420	38,787
Textron, Inc.	915	40,837
		198,651
AIR FREIGHT & LOGISTICS — 2.4%
CH Robinson Worldwide, Inc.	449	28,013
United Parcel Service, Inc.	335	32,465
		60,478
AIRLINES — 0.9%
American Airlines Group, Inc.	587	23,442
		23,442
BUILDING PRODUCTS — 1.6%
Masco Corp.	1,547	41,258
		41,258
COMMERCIAL SERVICES & SUPPLIES — 4.0%
Cintas Corp.	329	27,830
Republic Services, Inc.	669	26,205
Tyco International PLC	624	24,012
Waste Management, Inc.	501	23,221
		101,268

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT — 1.2%
Rockwell Automation, Inc.	238	$29,664
		29,664
INDUSTRIAL CONGLOMERATES — 4.9%
3M Co.	249	38,421
Danaher Corp.	482	41,254
General Electric Co.	1,623	43,123
		122,798
MACHINERY — 3.4%
Ingersoll-Rand PLC	401	27,035
PACCAR, Inc.	434	27,694
Stanley Black & Decker, Inc.	282	29,678
		84,407
PROFESSIONAL SERVICES — 1.1%
Verisk Analytics, Inc.(a)	376	27,358
		27,358
ROAD & RAIL — 2.5%
CSX Corp.	949	30,985
JB Hunt Transport Services, Inc.	379	31,112
		62,097
TRADING COMPANIES & DISTRIBUTORS — 1.5%
United Rentals, Inc.(a)	441	38,640
		38,640
		790,061
INFORMATION TECHNOLOGY — 9.2%
COMMUNICATIONS EQUIPMENT — 0.5%
Juniper Networks, Inc.	517	13,427
		13,427

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.4%
Corning, Inc.	522	10,299
		10,299
INTERNET SOFTWARE & SERVICES — 1.1%
eBay, Inc.(a)	312	18,795
LinkedIn Corp.(a)	46	9,505
		28,300
IT SERVICES — 2.0%
Paychex, Inc.	543	25,456
Xerox Corp.	2,277	24,227
		49,683

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.4%
Avago Technologies Ltd.	93	12,363
Maxim Integrated Products, Inc.	330	11,410
Microchip Technology, Inc.	240	11,382
NXP Semiconductors N.V.(a)	117	11,489
Qorvo, Inc.(a)	168	13,485
		60,129
SOFTWARE — 2.3%
Citrix Systems, Inc.(a)	185	12,980
Electronic Arts, Inc.(a)	311	20,681
Red Hat, Inc.(a)	154	11,693
salesforce.com, Inc.(a)	176	12,255
		57,609

See accompanying notes to the financial statements.

4

Schedule of Portfolio Investments
ETFS Zacks Earnings Large-Cap U.S. Index Fund (concluded)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
INFORMATION TECHNOLOGY (concluded)
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.5%
Apple, Inc.	94	$11,790
		11,790
		231,237
MATERIALS — 8.8%
CHEMICALS — 4.5%
Air Products & Chemicals, Inc.	154	21,072
Dow Chemical Co. (The)	480	24,561
Monsanto Co.	205	21,851
Mosaic Co. (The)	506	23,706
Potash Corp. of Saskatchewan, Inc.	713	22,082
		113,272
CONSTRUCTION MATERIALS — 1.6%
Martin Marietta Materials, Inc.	292	41,321
		41,321
CONTAINERS & PACKAGING — 1.1%
Ball Corp.	382	26,797
		26,797
METALS & MINING — 0.8%
Alcoa, Inc.	1,770	19,736
		19,736
PAPER & FOREST PRODUCTS — 0.8%
International Paper Co.	419	19,940
		19,940
		221,066
TELECOMMUNICATION SERVICES — 1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
AT&T, Inc.	495	17,583
CenturyLink, Inc.	327	9,607
		27,190
		27,190
UTILITIES — 4.8%
ELECTRIC UTILITIES — 2.4%
Eversource Energy	321	14,577
PPL Corp.	483	14,234
Southern Co. (The)	365	15,293
Xcel Energy, Inc.	467	15,028
		59,132
INDEPENDENT POWER AND RENEWABLE
ELECTRICITY PRODUCERS — 0.0%*
Talen Energy Corp.(a)	60	1,035
		1,035
MULTI-UTILITIES — 2.4%
Ameren Corp.	384	14,469
CMS Energy Corp.	462	14,710
Consolidated Edison, Inc.	266	15,396
Public Service Enterprise Group, Inc.	394	15,477
		60,052
		120,219
TOTAL Common Stocks		2,492,369

	Shares	Fair Value ($)
MASTER LIMITED PARTNERSHIPS — 1.2%
ENERGY — 1.2%
OIL, GAS & CONSUMABLE FUELS — 1.2%
Enterprise Products Partners LP	491	$14,676
Williams Partners LP	328	15,885
		30,561
TOTAL Master Limited Partnerships		30,561

TOTAL INVESTMENTS
(Cost $2,529,887) — 100.3%		$2,522,930
Liabilities in excess of other assets — (0.3)%		$(7,291)
NET ASSETS — 100%		$2,515,639

*	Amount rounds to less than 0.1%.
(a)	Non-income producing securities.
Percentages shown are based on Net Assets.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,305
Aggregate gross unrealized depreciation	(119,183)
Net unrealized depreciation	$(6,878)
Federal income tax cost of investments	$2,529,808

See accompanying notes to the financial statements.

5

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS — 100.2%
CONSUMER DISCRETIONARY — 22.1%
AUTO COMPONENTS — 7.7%
Goodyear Tire & Rubber Co. (The)	3,653	$110,138
		110,138
HOTELS, RESTAURANTS & LEISURE — 2.9%
Bloomin’ Brands, Inc.	337	7,195
Brinker International, Inc.	136	7,840
Cracker Barrel Old Country Store, Inc.	56	8,353
Jack in the Box, Inc.	87	7,670
Pinnacle Entertainment, Inc.(a)	296	11,035
		42,093
HOUSEHOLD DURABLES — 3.7%
GoPro, Inc.(a)	269	14,182
Leggett & Platt, Inc.	240	11,683
PulteGroup, Inc.	640	12,896
Toll Brothers, Inc.(a)	363	13,863
		52,624
INTERNET & CATALOG RETAIL — 0.4%
Groupon, Inc.(a)	1,132	5,694
		5,694
MEDIA — 3.7%
Cablevision Systems Corp.	610	14,603
Gannett Co., Inc.(a)	220	3,078
Madison Square Garden Co. (The)(a)	128	10,687
News Corp.(a)	680	9,921
TEGNA, Inc.	440	14,111
		52,400
SPECIALTY RETAIL — 2.8%
American Eagle Outfitters, Inc.	492	8,472
Dick’s Sporting Goods, Inc.	141	7,300
GameStop Corp.	221	9,494
Urban Outfitters, Inc.(a)	187	6,545
Williams-Sonoma, Inc.	105	8,638
		40,449
TEXTILES, APPAREL & LUXURY GOODS — 0.9%
Carter’s, Inc.	118	12,543
		12,543
		315,941
CONSUMER STAPLES — 6.3%
FOOD & STAPLES RETAILING — 0.5%
Rite Aid Corp.(a)	924	7,716
		7,716
FOOD PRODUCTS — 4.9%
Hain Celestial Group, Inc. (The)(a)	266	17,519
Pilgrim’s Pride Corp.	650	14,930
Pinnacle Foods, Inc.	422	19,218
WhiteWave Foods Co. (The)(a)	366	17,890
		69,557
PERSONAL PRODUCTS — 0.9%
Nu Skin Enterprises, Inc.	264	12,442
		12,442
		89,715

	Shares	Fair Value ($)
COMMON STOCKS (continued)
ENERGY — 7.3%
ENERGY EQUIPMENT & SERVICES — 0.6%
Patterson-UTI Energy, Inc.	248	$4,666
Superior Energy Services, Inc.	220	4,629
		9,295
OIL, GAS & CONSUMABLE FUELS — 6.7%
Denbury Resources, Inc.	704	4,478
Energen Corp.	79	5,396
Golar LNG Ltd.	483	22,604
Gulfport Energy Corp.(a)	108	4,347
Laredo Petroleum, Inc.(a)	374	4,705
Newfield Exploration Co.(a)	151	5,454
Oasis Petroleum, Inc.(a)	350	5,548
PDC Energy, Inc.(a)	99	5,310
QEP Resources, Inc.	266	4,924
Rosetta Resources, Inc.(a)	310	7,173
Targa Resources Corp.	61	5,443
Ultra Petroleum Corp.(a)	308	3,856
Western Refining, Inc.	115	5,016
Whiting Petroleum Corp.(a)	172	5,779
WPX Energy, Inc.(a)	486	5,968
		96,001
		105,296
FINANCIALS — 6.6%
BANKS — 1.1%
Comerica, Inc.	103	5,286
First Republic Bank/CA	83	5,232
Zions Bancorporation	172	5,458
		15,976
CAPITAL MARKETS — 0.3%
E*TRADE Financial Corp.(a)	163	4,882
		4,882
CONSUMER FINANCE — 0.3%
Navient Corp.	224	4,079
		4,079
INSURANCE — 0.7%
Everest Re Group Ltd.	28	5,096
RenaissanceRe Holdings Ltd.	46	4,670
		9,766
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.1%
American Capital Agency Corp.	211	3,876
BioMed Realty Trust, Inc.	201	3,887
Camden Property Trust	60	4,457
DDR Corp.	246	3,803
Extra Space Storage, Inc.	67	4,370
Lamar Advertising Co.	78	4,483
NorthStar Realty Finance Corp.	244	3,880
Omega Healthcare Investors, Inc.	110	3,776
Senior Housing Properties Trust	206	3,615
Spirit Realty Capital, Inc.	359	3,472
Starwood Property Trust, Inc.	192	4,141
		43,760
THRIFTS & MORTGAGE FINANCE — 1.1%
MGIC Investment Corp.(a)	493	5,610
New York Community Bancorp, Inc.	277	5,091
Ocwen Financial Corp.(a)	552	5,631
		16,332
		94,795

See accompanying notes to the financial statements.

6

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
HEALTH CARE — 7.8%
BIOTECHNOLOGY — 3.5%
ACADIA Pharmaceuticals, Inc.(a)	157	$6,575
Achillion Pharmaceuticals, Inc.(a)	466	4,129
AMAG Pharmaceuticals, Inc.(a)	84	5,801
ARIAD Pharmaceuticals, Inc.(a)	591	4,887
Celldex Therapeutics, Inc.(a)	183	4,615
Esperion Therapeutics, Inc.(a)	43	3,516
Intrexon Corp.(a)	116	5,661
Isis Pharmaceuticals, Inc.(a)	74	4,259
PTC Therapeutics, Inc.(a)	77	3,706
ZIOPHARM Oncology, Inc.(a)	562	6,749
		49,898
HEALTH CARE EQUIPMENT & SUPPLIES — 0.3%
Cyberonics, Inc.(a)	72	4,281
		4,281
HEALTH CARE PROVIDERS & SERVICES — 2.3%
Brookdale Senior Living, Inc.(a)	128	4,442
Centene Corp.(a)	68	5,467
Community Health Systems, Inc.(a)	101	6,360
Envision Healthcare Holdings, Inc.(a)	127	5,014
Omnicare, Inc.	62	5,843
Tenet Healthcare Corp.(a)	104	6,020
		33,146
HEALTH CARE TECHNOLOGY — 0.6%
athenahealth, Inc.(a)	39	4,469
Veeva Systems, Inc.(a)	167	4,681
		9,150
PHARMACEUTICALS — 1.1%
Akorn, Inc.(a)	94	4,104
Horizon Pharma PLC(a)	187	6,496
Lannett Co., Inc.(a)	75	4,458
		15,058
		111,533
INDUSTRIALS — 22.9%
AEROSPACE & DEFENSE — 6.5%
B/E Aerospace, Inc.	777	42,657
Spirit AeroSystems Holdings, Inc.(a)	920	50,701
		93,358
AIRLINES — 3.3%
Copa Holdings S.A.	166	13,710
JetBlue Airways Corp.(a)	923	19,162
Spirit Airlines, Inc.(a)	221	13,724
		46,596
BUILDING PRODUCTS — 2.0%
Owens Corning	334	13,778
USG Corp.(a)	546	15,173
		28,951
COMMERCIAL SERVICES & SUPPLIES — 1.0%
ADT Corp. (The)	427	14,334
		14,334
CONSTRUCTION & ENGINEERING — 0.9%
Jacobs Engineering Group, Inc.(a)	313	12,714
		12,714

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT — 1.0%
Acuity Brands, Inc.	81	$14,578
		14,578
MACHINERY — 5.1%
AGCO Corp.	355	20,157
Flowserve Corp.	277	14,587
Manitowoc Co., Inc. (The)	750	14,700
Snap-on, Inc.	74	11,784
Trinity Industries, Inc.	449	11,867
		73,095
ROAD & RAIL — 1.8%
Avis Budget Group, Inc.(a)	302	13,312
Genesee & Wyoming, Inc.(a)	160	12,189
		25,501
TRADING COMPANIES & DISTRIBUTORS — 1.3%
HD Supply Holdings, Inc.(a)	520	18,294
		18,294
		327,421
INFORMATION TECHNOLOGY — 13.7%
COMMUNICATIONS EQUIPMENT — 1.5%
Arista Networks, Inc.(a)	62	5,068
Brocade Communications Systems, Inc.	343	4,075
Ciena Corp.(a)	203	4,807
F5 Networks, Inc.(a)	36	4,332
Harris Corp.	48	3,692
		21,974

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 1.9%
Flextronics International Ltd.(a)	310	3,506
InvenSense, Inc.(a)	261	3,941
Zebra Technologies Corp.(a)	183	20,322
		27,769
INTERNET SOFTWARE & SERVICES — 2.1%
GrubHub, Inc.(a)	86	2,930
MercadoLibre, Inc.	68	9,636
Rackspace Hosting, Inc.(a)	77	2,864
VeriSign, Inc.(a)	63	3,888
Yandex N.V.(a)	221	3,364
Yelp, Inc.(a)	90	3,873
Zillow Group, Inc.(a)	44	3,816
		30,371
IT SERVICES — 2.7%
MAXIMUS, Inc.	305	20,048
VeriFone Systems, Inc.(a)	535	18,168
		38,216

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.2%
Ambarella, Inc.(a)	49	5,032
Cree, Inc.(a)	100	2,603
Cypress Semiconductor Corp.(a)	277	3,258
Integrated Device Technology, Inc.(a)	190	4,123
Marvell Technology Group Ltd.	262	3,454
ON Semiconductor Corp.(a)	357	4,173
SunEdison, Inc.(a)	153	4,576
Synaptics, Inc.(a)	45	3,903
		31,122

See accompanying notes to the financial statements.

7

Schedule of Portfolio Investments
ETFS Zacks Earnings Small-Cap U.S. Index Fund (concluded)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
INFORMATION TECHNOLOGY (concluded)
SOFTWARE — 3.3%
FactSet Research Systems, Inc.	122	$19,826
FireEye, Inc.(a)	103	5,038
Splunk, Inc.(a)	71	4,943
Tableau Software, Inc.(a)	46	5,304
Take-Two Interactive Software, Inc.(a)	447	12,324
		47,435
		196,887
MATERIALS — 8.0%
CHEMICALS — 1.2%
Methanex Corp.	313	17,422
		17,422
CONSTRUCTION MATERIALS — 0.8%
Eagle Materials, Inc.	161	12,289
		12,289
CONTAINERS & PACKAGING — 0.9%
Packaging Corp. of America	205	12,810
		12,810
METALS & MINING — 5.1%
Agnico Eagle Mines Ltd.	566	16,057
Silver Wheaton Corp.	746	12,936
Steel Dynamics, Inc.	845	17,504
United States Steel Corp.	646	13,321
Yamana Gold, Inc.	4,223	12,669
		72,487
		115,008
TELECOMMUNICATION SERVICES — 1.1%
DIVERSIFIED TELECOMMUNICATION SERVICES — 1.1%
Frontier Communications Corp.	3,267	16,172
		16,172
UTILITIES — 4.4%
ELECTRIC UTILITIES — 1.5%
ITC Holdings Corp.	650	20,917
		20,917
INDEPENDENT POWER AND RENEWABLE
ELECTRICITY PRODUCERS — 1.4%
Calpine Corp.(a)	1,103	19,843
		19,843
MULTI-UTILITIES — 1.5%
SCANA Corp.	426	21,577
		21,577
		62,337
TOTAL Common Stocks		1,435,105

	Shares	Fair Value ($)
MASTER LIMITED PARTNERSHIP — 0.4%
ENERGY — 0.4%
OIL, GAS & CONSUMABLE FUELS — 0.4%
EQT Midstream Partners LP	74	$6,034
		6,034
TOTAL Master Limited Partnership		6,034

TOTAL INVESTMENTS (Cost $1,408,203) — 100.6%		$1,441,139
Liabilities in excess of other assets — (0.6)%		$(8,868)
NET ASSETS — 100%		$1,432,271

(a)	Non-income producing securities.

Percentages shown are based on Net Assets.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$124,585
Aggregate gross unrealized depreciation	(91,358)
Net unrealized appreciation	$33,227
Federal income tax cost of investments	$1,407,912

See accompanying notes to the financial statements.

8

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS — 99.9%
CONSUMER DISCRETIONARY — 14.0%
AUTO COMPONENTS — 0.5%
Autoliv, Inc.	335	$39,111
BorgWarner, Inc.	173	9,833
Delphi Automotive PLC	411	34,972
Johnson Controls, Inc.	195	9,659
		93,575
AUTOMOBILES — 0.5%
Ford Motor Co.	1,608	24,136
General Motors Co.	266	8,866
Harley-Davidson, Inc.	185	10,425
Tesla Motors, Inc.(a)	169	45,336
		88,763
DISTRIBUTORS — 0.3%
Genuine Parts Co.	392	35,096
LKQ Corp.(a)	455	13,761
		48,857
DIVERSIFIED CONSUMER SERVICES — 0.1%
H&R Block, Inc.	295	8,747
		8,747
HOTELS, RESTAURANTS & LEISURE — 1.9%
Carnival Corp.	608	30,029
Chipotle Mexican Grill, Inc.(a)	90	54,449
Hilton Worldwide Holdings, Inc.(a)	525	14,464
Marriott International, Inc.	410	30,500
McDonald’s Corp.	416	39,549
MGM Resorts International(a)	1,037	18,925
Royal Caribbean Cruises Ltd.	325	25,574
Starbucks Corp.	682	36,566
Starwood Hotels & Resorts Worldwide, Inc.	125	10,136
Wyndham Worldwide Corp.	355	29,078
Wynn Resorts Ltd.	131	12,926
Yum! Brands, Inc.	404	36,392
		338,588
HOUSEHOLD DURABLES — 0.8%
Harman International Industries, Inc.	102	12,132
Jarden Corp.(a)	339	17,543
Mohawk Industries, Inc.(a)	179	34,171
Newell Rubbermaid, Inc.	1,071	44,029
Whirlpool Corp.	210	36,341
		144,216
INTERNET & CATALOG RETAIL — 0.6%
Amazon.com, Inc.(a)	46	19,968
Expedia, Inc.	424	46,364
Netflix, Inc.(a)	41	26,935
TripAdvisor, Inc.(a)	153	13,332
		106,599
LEISURE PRODUCTS — 0.3%
Mattel, Inc.	1,404	36,069
Polaris Industries, Inc.	85	12,589
		48,658
MEDIA — 2.1%
Charter Communications, Inc.(a)	319	54,629
Comcast Corp.	624	37,528
DIRECTV(a)	257	23,847
DISH Network Corp.(a)	754	51,053
Interpublic Group of Cos., Inc. (The)	696	13,412

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Liberty Global PLC(a)	833	$45,040
Omnicom Group, Inc.	137	9,520
Sirius XM Holdings, Inc.(a)	3,229	12,044
Time Warner Cable, Inc.	112	19,955
Time Warner, Inc.	479	41,870
Twenty-First Century Fox, Inc.	328	10,675
Viacom, Inc.	149	9,631
Walt Disney Co. (The)	308	35,155
		364,359
MULTILINE RETAIL — 2.0%
Dollar General Corp.	678	52,708
Dollar Tree, Inc.(a)	734	57,979
Kohl’s Corp.	1,707	106,875
Nordstrom, Inc.	810	60,345
Target Corp.	939	76,650
		354,557
SPECIALTY RETAIL — 3.2%
Advance Auto Parts, Inc.	247	39,345
AutoZone, Inc.(a)	100	66,690
Bed Bath & Beyond, Inc.(a)	310	21,384
Best Buy Co., Inc.	1,385	45,165
CarMax, Inc.(a)	275	18,208
Gap, Inc. (The)	488	18,627
Home Depot, Inc. (The)	217	24,115
L Brands, Inc.	705	60,440
Lowe’s Cos., Inc.	146	9,778
O’Reilly Automotive, Inc.(a)	120	27,117
Ross Stores, Inc.	736	35,777
Signet Jewelers Ltd.	213	27,315
Staples, Inc.	5,581	85,445
Tiffany & Co.	100	9,180
TJX Cos., Inc. (The)	461	30,504
Tractor Supply Co.	251	22,575
Ulta Salon Cosmetics & Fragrance, Inc.(a)	94	14,518
		556,183
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Coach, Inc.	848	29,349
Hanesbrands, Inc.	1,115	37,152
Michael Kors Holdings Ltd.(a)	361	15,194
NIKE, Inc.	429	46,341
PVH Corp.	435	50,112
Ralph Lauren Corp.	169	22,369
Under Armour, Inc.(a)	539	44,974
VF Corp.	611	42,611
		288,102
		2,441,204
CONSUMER STAPLES — 9.2%
BEVERAGES — 1.8%
Brown-Forman Corp.	259	25,947
Coca-Cola Co. (The)	427	16,751
Coca-Cola Enterprises, Inc.	481	20,895
Constellation Brands, Inc.	462	53,601
Dr Pepper Snapple Group, Inc.	710	51,759
Molson Coors Brewing Co.	665	46,424
Monster Beverage Corp.(a)	567	75,989
PepsiCo, Inc.	185	17,268
		308,634

See accompanying notes to the financial statements.

9

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER STAPLES (continued)
FOOD & STAPLES RETAILING — 1.2%
Costco Wholesale Corp.	265	$35,791
CVS Health Corp.	490	51,391
Kroger Co. (The)	466	33,790
Safeway, Inc.^	196	480
Safeway, Inc.^	196	2
Sysco Corp.	509	18,375
Walgreens Boots Alliance, Inc.	492	41,544
Wal-Mart Stores, Inc.	440	31,209
Whole Foods Market, Inc.	116	4,575
		217,157
FOOD PRODUCTS — 4.0%
Archer-Daniels-Midland Co.	936	45,134
Bunge Ltd.	1,362	119,584
Campbell Soup Co.	850	40,503
ConAgra Foods, Inc.	3,677	160,758
General Mills, Inc.	328	18,276
Hershey Co. (The)	207	18,388
JM Smucker Co. (The)	717	77,730
Kellogg Co.	610	38,247
Keurig Green Mountain, Inc.	147	11,265
Kraft Foods Group, Inc.	337	28,692
McCormick & Co., Inc. (Non-Voting)	698	56,503
Mondelez International, Inc.	643	26,453
Tyson Foods, Inc.	1,429	60,918
		702,451
HOUSEHOLD PRODUCTS — 1.4%
Church & Dwight Co., Inc.	832	67,500
Clorox Co. (The)	984	102,355
Colgate-Palmolive Co.	271	17,726
Kimberly-Clark Corp.	203	21,512
Procter & Gamble Co. (The)	332	25,976
		235,069
PERSONAL PRODUCTS — 0.2%
Estee Lauder Cos., Inc. (The)	487	42,203
		42,203
TOBACCO — 0.6%
Altria Group, Inc.	881	43,090
Philip Morris International, Inc.	227	18,199
Reynolds American, Inc.	648	48,388
		109,677
		1,615,191
ENERGY — 5.1%
ENERGY EQUIPMENT & SERVICES — 0.9%
Baker Hughes, Inc.	259	15,980
Cameron International Corp.(a)	706	36,973
FMC Technologies, Inc.(a)	396	16,430
Halliburton Co.	201	8,657
Helmerich & Payne, Inc.	461	32,464
National Oilwell Varco, Inc.	250	12,070
Schlumberger Ltd.	151	13,015
Weatherford International PLC(a)	2,501	30,687
		166,276

	Shares	Fair Value ($)
COMMON STOCKS (continued)
ENERGY (continued)
OIL, GAS & CONSUMABLE FUELS — 4.2%
Anadarko Petroleum Corp.	155	$12,099
Apache Corp.	362	20,862
Cabot Oil & Gas Corp.	908	28,638
Cheniere Energy, Inc.(a)	169	11,705
Chesapeake Energy Corp.	1,568	17,515
Chevron Corp.	196	18,908
Cimarex Energy Co.	273	30,115
Concho Resources, Inc.(a)	414	47,138
ConocoPhillips	216	13,265
Devon Energy Corp.	167	9,935
EOG Resources, Inc.	143	12,520
EQT Corp.	446	36,278
Exxon Mobil Corp.	308	25,626
Hess Corp.	132	8,828
HollyFrontier Corp.	1,166	49,776
Kinder Morgan, Inc.	798	30,635
Marathon Oil Corp.	520	13,801
Marathon Petroleum Corp.	645	33,740
Murphy Oil Corp.	763	31,718
Noble Energy, Inc.	217	9,262
Occidental Petroleum Corp.	518	40,285
ONEOK, Inc.	430	16,976
Phillips 66	167	13,453
Pioneer Natural Resources Co.	57	7,905
Range Resources Corp.	901	44,491
Southwestern Energy Co.(a)	1,483	33,709
Spectra Energy Corp.	910	29,666
Tesoro Corp.	547	46,172
Valero Energy Corp.	267	16,714
Williams Cos., Inc. (The)	249	14,290
		726,025
		892,301
FINANCIALS — 19.8%
BANKS — 3.7%
Bank of America Corp.	1,156	19,675
BB&T Corp.	1,102	44,422
CIT Group, Inc.	1,555	72,292
Citigroup, Inc.	200	11,048
Comerica, Inc.	786	40,338
Fifth Third Bancorp.	1,991	41,453
Huntington Bancshares, Inc./OH	7,701	87,098
JPMorgan Chase & Co.	723	48,990
KeyCorp.	1,801	27,051
M&T Bank Corp.	637	79,580
PNC Financial Services Group, Inc. (The)	573	54,807
Regions Financial Corp.	2,526	26,169
SunTrust Banks, Inc.	326	14,025
US Bancorp/MN	660	28,644
Wells Fargo & Co.	844	47,467
		643,059
CAPITAL MARKETS — 2.0%
Affiliated Managers Group, Inc.(a)	48	10,493
Ameriprise Financial, Inc.	74	9,245
Bank of New York Mellon Corp. (The)	1,285	53,931
BlackRock, Inc.	54	18,683
Charles Schwab Corp. (The)	1,430	46,690
Franklin Resources, Inc.	140	6,864
Goldman Sachs Group, Inc. (The)	147	30,692

See accompanying notes to the financial statements.

10

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
CAPITAL MARKETS (continued)
Invesco Ltd.	739	$27,705
Morgan Stanley	555	21,528
Northern Trust Corp.	827	63,232
State Street Corp.	244	18,788
T Rowe Price Group, Inc.	120	9,328
TD Ameritrade Holding Corp.	862	31,739
		348,918
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.(a)	515	11,552
American Express Co.	138	10,725
Capital One Financial Corp.	356	31,317
Discover Financial Services	456	26,275
Navient Corp.	2,041	37,167
		117,036
DIVERSIFIED FINANCIAL SERVICES — 1.9%
Berkshire Hathaway, Inc.(a)	454	61,794
CME Group, Inc.	1,252	116,511
Intercontinental Exchange, Inc.	226	50,536
Leucadia National Corp.	1,451	35,230
McGraw Hill Financial, Inc.	152	15,269
Moody’s Corp.	211	22,780
Voya Financial, Inc.	754	35,038
		337,158
INSURANCE — 4.7%
ACE Ltd.	270	27,454
Aflac, Inc.	493	30,665
Allstate Corp. (The)	718	46,577
American International Group, Inc.	370	22,873
Aon PLC	93	9,270
Arch Capital Group Ltd.(a)	1,068	71,513
Chubb Corp. (The)	310	29,493
Cincinnati Financial Corp.	805	40,395
FNF Group	1,169	43,241
Hartford Financial Services Group, Inc. (The)	936	38,910
Lincoln National Corp.	591	34,999
Loews Corp.	1,180	45,442
Markel Corp.(a)	132	105,690
Marsh & McLennan Cos., Inc.	405	22,964
MetLife, Inc.	174	9,742
Principal Financial Group, Inc.	377	19,336
Progressive Corp. (The)	2,175	60,530
Prudential Financial, Inc.	108	9,452
Travelers Cos., Inc. (The)	276	26,678
Unum Group	738	26,384
Willis Group Holdings PLC	1,152	54,029
XL Group PLC	1,047	38,948
		814,585
REAL ESTATE INVESTMENT TRUSTS (REITS) — 6.3%
American Realty Capital Properties, Inc.	4,459	36,252
American Tower Corp.	151	14,087
Annaly Capital Management, Inc.	10,142	93,205
AvalonBay Communities, Inc.	672	107,433
Boston Properties, Inc.	216	26,145
Crown Castle International Corp.	229	18,389
Digital Realty Trust, Inc.	1,111	74,081
Equity Residential	974	68,346
Essex Property Trust, Inc.	253	53,762

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
REAL ESTATE INVESTMENT TRUSTS (REITS) (continued)
Federal Realty Investment Trust	330	$42,270
General Growth Properties, Inc.	2,151	55,195
HCP, Inc.	967	35,266
Health Care REIT, Inc.	1,242	81,512
Host Hotels & Resorts, Inc.	824	16,340
Kimco Realty Corp.	1,245	28,062
Macerich Co. (The)	722	53,861
Plum Creek Timber Co., Inc.	514	20,853
Prologis, Inc.	519	19,255
Public Storage	154	28,393
Realty Income Corp.	1,669	74,087
Simon Property Group, Inc.	161	27,856
SL Green Realty Corp.	400	43,956
Ventas, Inc.	745	46,257
Vornado Realty Trust	210	19,935
Weyerhaeuser Co.	738	23,247
		1,108,045
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.1%
CBRE Group, Inc.(a)	509	18,833
		18,833
THRIFTS & MORTGAGE FINANCE — 0.4%
New York Community Bancorp, Inc.	3,422	62,896
		62,896
		3,450,530
HEALTH CARE — 14.0%
BIOTECHNOLOGY — 1.0%
Alkermes PLC(a)	178	11,453
Amgen, Inc.	60	9,211
Biogen, Inc.(a)	30	12,118
BioMarin Pharmaceutical, Inc.(a)	212	28,997
Celgene Corp.(a)	77	8,912
Gilead Sciences, Inc.	117	13,698
Incyte Corp.(a)	261	27,199
Medivation, Inc.(a)	289	33,004
Regeneron Pharmaceuticals, Inc.(a)	26	13,263
Vertex Pharmaceuticals, Inc.(a)	126	15,559
		173,414
HEALTH CARE EQUIPMENT & SUPPLIES — 2.5%
Abbott Laboratories	667	32,736
Baxter International, Inc.	304	21,259
Becton Dickinson and Co.	263	37,254
Boston Scientific Corp.(a)	2,042	36,143
CR Bard, Inc.	270	46,089
DENTSPLY International, Inc.	1,077	55,519
Edwards Lifesciences Corp.(a)	262	37,317
Intuitive Surgical, Inc.(a)	68	32,946
Medtronic PLC	440	32,604
ResMed, Inc.	210	11,838
Stryker Corp.	215	20,548
Varian Medical Systems, Inc.(a)	576	48,574
Zimmer Biomet Holdings, Inc.	261	28,509
		441,336
HEALTH CARE PROVIDERS & SERVICES — 6.9%
Aetna, Inc.	537	68,446
AmerisourceBergen Corp.	552	58,700
Anthem, Inc.	465	76,325

See accompanying notes to the financial statements.

11

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
HEALTH CARE (continued)
HEALTH CARE PROVIDERS & SERVICES (continued)
Cardinal Health, Inc.	589	$49,270
Cigna Corp.	772	125,064
DaVita HealthCare Partners, Inc.(a)	1,237	98,304
Express Scripts Holding Co.(a)	934	83,070
HCA Holdings, Inc.(a)	316	28,667
Henry Schein, Inc.(a)	515	73,192
Humana, Inc.	377	72,113
Laboratory Corp. of America Holdings(a)	747	90,551
McKesson Corp.	185	41,590
Omnicare, Inc.	644	60,697
Quest Diagnostics, Inc.	1,646	119,368
UnitedHealth Group, Inc.	872	106,384
Universal Health Services, Inc.	387	54,993
		1,206,734
HEALTH CARE TECHNOLOGY — 0.2%
Cerner Corp.(a)	362	25,000
		25,000
LIFE SCIENCES TOOLS & SERVICES — 0.7%
Agilent Technologies, Inc.	119	4,591
Illumina, Inc.(a)	115	25,112
Thermo Fisher Scientific, Inc.	171	22,189
Waters Corp.(a)	501	64,318
		116,210
PHARMACEUTICALS — 2.7%
AbbVie, Inc.	133	8,927
Allergan PLC(a)	92	27,918
Bristol-Myers Squibb Co.	257	17,101
Eli Lilly & Co.	449	37,487
Endo International PLC(a)	497	39,586
Hospira, Inc.(a)	429	38,056
Jazz Pharmaceuticals PLC(a)	225	39,616
Johnson & Johnson	121	11,793
Mallinckrodt PLC(a)	301	35,434
Merck & Co., Inc.	1,269	72,244
Mylan N.V.(a)	161	10,925
Perrigo Co. PLC	253	46,762
Pfizer, Inc.	1,696	56,867
Zoetis, Inc.	634	30,571
		473,287
		2,435,981
INDUSTRIALS — 9.6%
AEROSPACE & DEFENSE — 2.1%
Boeing Co. (The)	105	14,566
General Dynamics Corp.	232	32,872
Honeywell International, Inc.	96	9,789
L-3 Communications Holdings, Inc.	474	53,742
Lockheed Martin Corp.	123	22,866
Northrop Grumman Corp.	122	19,353
Precision Castparts Corp.	40	7,995
Raytheon Co.	499	47,744
Rockwell Collins, Inc.	448	41,373
Textron, Inc.	631	28,161
TransDigm Group, Inc.(a)	379	85,150
United Technologies Corp.	85	9,429
		373,040

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
AIR FREIGHT & LOGISTICS — 0.8%
CH Robinson Worldwide, Inc.	786	$49,039
Expeditors International of Washington, Inc.	717	33,057
FedEx Corp.	210	35,784
United Parcel Service, Inc.	167	16,184
		134,064
AIRLINES — 0.5%
American Airlines Group, Inc.	180	7,188
Delta Air Lines, Inc.	595	24,443
Southwest Airlines Co.	1,183	39,145
United Continental Holdings, Inc.(a)	450	23,855
		94,631
BUILDING PRODUCTS — 0.1%
Masco Corp.	818	21,816
		21,816
COMMERCIAL SERVICES & SUPPLIES — 0.8%
Republic Services, Inc.	1,657	64,905
Stericycle, Inc.(a)	319	42,717
Tyco International PLC	230	8,850
Waste Management, Inc.	331	15,342
		131,814
CONSTRUCTION & ENGINEERING — 0.1%
Fluor Corp.	280	14,843
		14,843
ELECTRICAL EQUIPMENT — 0.3%
AMETEK, Inc.	388	21,254
Eaton Corp. PLC	143	9,651
Emerson Electric Co.	158	8,758
Rockwell Automation, Inc.	106	13,212
		52,875
INDUSTRIAL CONGLOMERATES — 0.9%
3M Co.	138	21,293
Danaher Corp.	296	25,335
General Electric Co.	985	26,172
Roper Technologies, Inc.	470	81,056
		153,856
MACHINERY — 1.8%
Caterpillar, Inc.	96	8,143
Cummins, Inc.	53	6,953
Deere & Co.	596	57,842
Dover Corp.	572	40,143
Flowserve Corp.	217	11,427
Illinois Tool Works, Inc.	298	27,353
Ingersoll-Rand PLC	451	30,406
Pall Corp.	191	23,770
Parker-Hannifin Corp.	164	19,078
Stanley Black & Decker, Inc.	659	69,353
Wabtec Corp./DE	240	22,618
		317,086
PROFESSIONAL SERVICES — 1.4%
Equifax, Inc.	473	45,924
IHS, Inc.(a)	83	10,676
Nielsen N.V.	1,767	79,109
Towers Watson & Co.	424	53,339
Verisk Analytics, Inc.(a)	678	49,331
		238,379

See accompanying notes to the financial statements.

12

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ROAD & RAIL — 0.5%
CSX Corp.	602	$19,655
Hertz Global Holdings, Inc.(a)	438	7,937
JB Hunt Transport Services, Inc.	375	30,784
Kansas City Southern	156	14,227
Norfolk Southern Corp.	98	8,561
Union Pacific Corp.	92	8,774
		89,938
TRADING COMPANIES & DISTRIBUTORS — 0.3%
Fastenal Co.	297	12,528
United Rentals, Inc.(a)	91	7,973
WW Grainger, Inc.	118	27,925
		48,426
		1,670,768
INFORMATION TECHNOLOGY — 14.0%
COMMUNICATIONS EQUIPMENT — 1.4%
Cisco Systems, Inc.	1,396	38,334
F5 Networks, Inc.(a)	273	32,855
Harris Corp.	544	41,839
Juniper Networks, Inc.	1,815	47,136
Motorola Solutions, Inc.	484	27,753
Palo Alto Networks, Inc.(a)	203	35,464
QUALCOMM, Inc.	441	27,620
		251,001

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.5%
Amphenol Corp.	621	35,999
Corning, Inc.	464	9,155
TE Connectivity Ltd.	707	45,460
		90,614
INTERNET SOFTWARE & SERVICES — 1.4%
Akamai Technologies, Inc.(a)	458	31,978
eBay, Inc.(a)	1,117	67,288
Equinix, Inc. (REIT)	106	26,924
Facebook, Inc.(a)	336	28,817
LinkedIn Corp.(a)	85	17,563
VeriSign, Inc.(a)	579	35,736
Yahoo!, Inc.(a)	945	37,129
		245,435
IT SERVICES — 3.6%
Accenture PLC	301	29,131
Alliance Data Systems Corp.(a)	139	40,580
Amdocs Ltd.	2,267	123,756
Automatic Data Processing, Inc.	291	23,347
Cognizant Technology Solutions Corp.(a)	148	9,041
Computer Sciences Corp.	660	43,322
Fidelity National Information Services, Inc.	1,168	72,182
Fiserv, Inc.(a)	636	52,680
FleetCor Technologies, Inc.(a)	244	38,079
International Business Machines Corp.	227	36,924
MasterCard, Inc.	218	20,379
Paychex, Inc.	857	40,176
Visa, Inc.	302	20,279
Western Union Co. (The)	1,830	37,204
Xerox Corp.	3,796	40,389
		627,469

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY (continued)
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 3.0%
Altera Corp.	1,225	$62,720
Analog Devices, Inc.	499	32,028
Applied Materials, Inc.	502	9,649
Avago Technologies Ltd.	111	14,755
Broadcom Corp.	705	36,301
Intel Corp.	2,137	64,997
KLA-Tencor Corp.	342	19,224
Lam Research Corp.	501	40,756
Linear Technology Corp.	482	21,319
Maxim Integrated Products, Inc.	592	20,468
Microchip Technology, Inc.	654	31,016
Micron Technology, Inc.(a)	875	16,485
NVIDIA Corp.	2,407	48,405
Skyworks Solutions, Inc.	551	57,359
Texas Instruments, Inc.	500	25,755
Xilinx, Inc.	521	23,007
		524,244
SOFTWARE — 3.2%
Activision Blizzard, Inc.	3,234	78,295
Adobe Systems, Inc.(a)	219	17,741
ANSYS, Inc.(a)	179	16,332
Autodesk, Inc.(a)	275	13,771
CA, Inc.	1,055	30,901
Check Point Software Technologies Ltd.(a)	999	79,470
Citrix Systems, Inc.(a)	375	26,310
Electronic Arts, Inc.(a)	910	60,515
Intuit, Inc.	344	34,665
Microsoft Corp.	348	15,364
Oracle Corp.	222	8,947
Red Hat, Inc.(a)	344	26,120
salesforce.com, Inc.(a)	163	11,350
ServiceNow, Inc.(a)	330	24,522
Symantec Corp.	2,647	61,543
VMware, Inc.(a)	276	23,664
Workday, Inc.(a)	326	24,903
		554,413

TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.9%
Apple, Inc.	272	34,115
EMC Corp.	1,007	26,575
Hewlett-Packard Co.	773	23,198
NetApp, Inc.	1,109	35,000
SanDisk Corp.	196	11,411
Seagate Technology PLC	174	8,265
Western Digital Corp.	181	14,194
		152,758
		2,445,934
MATERIALS — 5.2%
CHEMICALS — 3.1%
Air Products & Chemicals, Inc.	142	19,430
Airgas, Inc.	351	37,129
Ashland, Inc.	449	54,733
Celanese Corp.	203	14,592
CF Industries Holdings, Inc.	1,403	90,185
Dow Chemical Co. (The)	269	13,765
Eastman Chemical Co.	133	10,882
Ecolab, Inc.	104	11,759
EI du Pont de Nemours & Co.	597	38,178

See accompanying notes to the financial statements.

13

Schedule of Portfolio Investments
ETFS Diversified-Factor U.S. Large Cap Index Fund (concluded)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
MATERIALS (concluded)
CHEMICALS (concluded)
FMC Corp.	658	$34,578
International Flavors & Fragrances, Inc.	167	18,251
Monsanto Co.	173	18,440
Mosaic Co. (The)	678	31,764
PPG Industries, Inc.	175	20,076
Praxair, Inc.	130	15,542
Sherwin-Williams Co. (The)	118	32,452
Sigma-Aldrich Corp.	552	76,921
		538,677
CONSTRUCTION MATERIALS — 0.5%
Martin Marietta Materials, Inc.	220	31,132
Vulcan Materials Co.	653	54,806
		85,938
CONTAINERS & PACKAGING — 0.6%
Ball Corp.	716	50,227
Rock-Tenn Co.	786	47,317
Sealed Air Corp.	233	11,972
		109,516
METALS & MINING — 0.9%
Alcoa, Inc.	3,392	37,821
Freeport-McMoRan, Inc.	710	13,220
Newmont Mining Corp.	3,739	87,343
Nucor Corp.	279	12,296
		150,680
PAPER & FOREST PRODUCTS — 0.1%
International Paper Co.	323	15,372
		15,372
		900,183
TELECOMMUNICATION SERVICES — 1.4%
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.7%
AT&T, Inc.	1,565	55,589
CenturyLink, Inc.	810	23,798
Level 3 Communications, Inc.(a)	618	32,550
Verizon Communications, Inc.	351	16,360
		128,297
WIRELESS TELECOMMUNICATION
SERVICES — 0.7%
SBA Communications Corp.(a)	841	96,690
T-Mobile US, Inc.(a)	523	20,276
		116,966
		245,263
UTILITIES — 7.6%
ELECTRIC UTILITIES — 3.3%
American Electric Power Co., Inc.	499	26,432
Duke Energy Corp.	1,218	86,015
Edison International	1,250	69,475
Entergy Corp.	749	52,804
Eversource Energy	1,000	45,410
Exelon Corp.	1,854	58,253
FirstEnergy Corp.	1,574	51,234
NextEra Energy, Inc.	230	22,547
PPL Corp.	1,584	46,680
Southern Co. (The)	1,469	61,551
Xcel Energy, Inc.	1,661	53,451
		573,852

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
UTILITIES (concluded)
INDEPENDENT POWER AND RENEWABLE
ELECTRICITY PRODUCERS — 0.5%
AES Corp. (The)	1,331	$17,649
Calpine Corp.(a)	2,474	44,507
NRG Energy, Inc.	1,097	25,099
Talen Energy Corp.(a)	1	12
		87,267
MULTI-UTILITIES—3.2%
Ameren Corp.	1,226	46,196
CenterPoint Energy, Inc.	2,574	48,983
CMS Energy Corp.	1,828	58,204
Consolidated Edison, Inc.	909	52,613
Dominion Resources, Inc.	156	10,432
DTE Energy Co.	625	46,650
NiSource, Inc.	1,289	58,765
PG&E Corp.	1,490	73,159
Public Service Enterprise Group, Inc.	1,862	73,139
Sempra Energy	351	34,728
WEC Energy Group, Inc.	1,231	55,358
		558,227
WATER UTILITIES — 0.6%
American Water Works Co., Inc.	2,282	110,974
		110,974
		1,330,320
TOTAL Common Stocks		17,427,675

TOTAL INVESTMENTS
(Cost $17,501,751) — 99.9%		$17,427,675
Other assets in excess of liabilities — 0.1%		$19,178
NET ASSETS — 100%		$17,446,853

^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $482 or 0.00% of net assets.
(a)	Non-income producing securities.
REIT	Real Estate Investment Trust
Percentages shown are based on Net Assets.

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$318,924
Aggregate gross unrealized depreciation	(393,015)
Net unrealized depreciation	$(74,091)
Federal income tax cost of investments	$17,501,766

See accompanying notes to the financial statements.

14

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS — 99.7%
CONSUMER DISCRETIONARY — 14.4%
AUTO COMPONENTS — 0.8%
Cie Generale des Etablissements Michelin	14	$1,466
Continental AG	4	946
Faurecia	64	2,631
GKN PLC	744	3,914
Leoni AG	36	2,271
Nokian Renkaat OYJ	130	4,072
Pirelli & C. SpA	236	3,981
Valeo S.A.	8	1,260
		20,541
AUTOMOBILES — 0.6%
Bayerische Motoren Werke AG	14	1,531
Daimler AG	1	91
Fiat Chrysler Automobiles N.V.(a)	204	2,987
Peugeot S.A.(a)	283	5,816
Porsche Automobil Holding SE (Preference)	18	1,516
Renault S.A.	16	1,665
Volkswagen AG (Preference)	8	1,854
		15,460
HOTELS, RESTAURANTS & LEISURE — 2.1%
Accor S.A.	22	1,110
Carnival PLC	259	13,234
Compass Group PLC	389	6,442
InterContinental Hotels Group PLC	188	7,587
Paddy Power PLC	46	3,940
Sodexo S.A.	22	2,088
Whitbread PLC	165	12,834
William Hill PLC	945	5,991
		53,226
HOUSEHOLD DURABLES — 2.0%
Barratt Developments PLC	1,299	12,554
Electrolux AB	104	3,256
Husqvarna AB	458	3,447
Persimmon PLC(a)	392	12,176
SEB S.A.	58	5,403
Taylor Wimpey PLC	4,423	12,924
		49,760
LEISURE PRODUCTS — 0.2%
Amer Sports Oyj	187	4,980
		4,980
MEDIA — 5.4%
Axel Springer SE	124	6,506
Eutelsat Communications S.A.	431	13,902
Informa PLC	683	5,870
ITV PLC	772	3,197
JCDecaux S.A.	16	667
Kabel Deutschland Holding AG(a)	76	10,162
Lagardere SCA	298	8,686
Mediaset Espana Comunicacion S.A.	313	4,099
Mediaset SpA	479	2,301
Numericable-SFR SAS(a)	115	6,092
Pearson PLC	802	15,199
Publicis Groupe S.A.	114	8,424
Reed Elsevier N.V.	128	3,034
Reed Elsevier PLC	417	6,788
Sky PLC	1,001	16,325
Societe Television Francaise 1	190	3,275
Technicolor S.A.	225	1,467

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
MEDIA (continued)
Telenet Group Holding N.V.(a)	182	$9,894
Wolters Kluwer N.V.	74	2,197
WPP PLC	328	7,356
		135,441
MULTILINE RETAIL — 1.1%
Marks & Spencer Group PLC	901	7,595
Next PLC	165	19,332
		26,927
SPECIALTY RETAIL — 0.7%
Dixons Carphone PLC	1,044	7,446
Dufry AG(a)	12	1,672
Hennes & Mauritz AB	55	2,116
Inditex S.A.	36	1,169
Kingfisher PLC	863	4,714
		17,117
TEXTILES, APPAREL & LUXURY GOODS — 1.5%
Burberry Group PLC	295	7,289
Christian Dior SE	6	1,170
Hermes International	14	5,219
HUGO BOSS AG	50	5,585
Kering	20	3,569
Luxottica Group SpA	96	6,380
LVMH Moet Hennessy Louis Vuitton SE	6	1,051
Moncler SpA	50	926
Pandora A/S	72	7,732
		38,921
		362,373
CONSUMER STAPLES — 9.9%
BEVERAGES — 2.1%
Anheuser-Busch InBev N.V.	20	2,395
Carlsberg A/S	63	5,716
Davide Campari-Milano SpA	644	4,897
Diageo PLC	160	4,633
Heineken Holding N.V.	70	4,910
Heineken N.V.	60	4,551
Pernod Ricard S.A.	34	3,925
Remy Cointreau S.A.	86	6,195
SABMiller PLC	294	15,277
		52,499
FOOD & STAPLES RETAILING — 2.7%
Casino Guichard Perrachon S.A.	32	2,423
Colruyt S.A.	142	6,355
Delhaize Group	84	6,931
Distribuidora Internacional de Alimentacion S.A.	338	2,580
ICA Gruppen AB	303	10,740
J Sainsbury PLC	2,611	10,894
Jeronimo Martins SGPS S.A.	284	3,639
Kesko OYJ	174	6,051
Koninklijke Ahold N.V.	204	3,818
Tesco PLC	1,691	5,652
WM Morrison Supermarkets PLC	3,131	8,903
		67,986
FOOD PRODUCTS — 3.0%
Aryzta AG(a)	99	4,883
Barry Callebaut AG(a)	8	9,117
Danone S.A.	62	4,006

See accompanying notes to the financial statements.

15

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY (continued)
FOOD PRODUCTS (continued)
Glanbia PLC	586	$11,531
Kerry Group PLC	108	8,001
Marine Harvest ASA	764	8,730
Nestle S.A.	153	11,051
Orkla ASA	873	6,846
Viscofan S.A.	175	10,578
		74,743
HOUSEHOLD PRODUCTS — 1.0%
Henkel AG & Co. KGaA (Preference)	10	1,121
Reckitt Benckiser Group PLC	191	16,485
Svenska Cellulosa AB SCA	251	6,377
		23,983
PERSONAL PRODUCTS — 0.4%
Beiersdorf AG	24	2,009
L’Oreal S.A.	12	2,139
Unilever N.V., CVA	98	4,079
Unilever PLC	63	2,705
		10,932
TOBACCO — 0.7%
British American Tobacco PLC	10	537
Imperial Tobacco Group PLC	332	16,014
Swedish Match AB	72	2,046
		18,597
		248,740
ENERGY 3.1%
ENERGY EQUIPMENT & SERVICES — 0.6%
Amec Foster Wheeler PLC	389	5,001
Saipem SpA(a)	210	2,217
SBM Offshore N.V.(a)	208	2,464
Subsea 7 S.A.(a)	298	2,907
Tenaris S.A.	170	2,288
		14,877
OIL, GAS & CONSUMABLE FUELS — 2.5%
BG Group PLC	308	5,132
BP PLC	1,741	11,504
Eni SpA	138	2,448
Galp Energia SGPS S.A.	251	2,942
Koninklijke Vopak N.V.	122	6,153
Lundin Petroleum AB(a)	214	3,662
Neste Oyj	256	6,520
OMV AG	109	2,997
Repsol S.A.	138	2,422
Royal Dutch Shell PLC	391	10,986
Statoil ASA	166	2,956
TOTAL S.A.	78	3,787
Tullow Oil PLC	572	3,056
		64,565
		79,442
FINANCIALS — 24.2%
BANKS — 5.8%
Banca Monte dei Paschi di Siena SpA(a)	170	331
Banca Popolare dell’Emilia Romagna SC	750	6,685
Banca Popolare di Milano Scarl	7,558	7,966
Banca Popolare di Sondrio Scarl	1,215	5,921
Banco Comercial Portugues S.A.(a)	26,186	2,276

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
BANKS (continued)
Banco de Sabadell S.A.	1,787	$4,311
Banco Popolare SC(a)	466	7,664
Banco Popular Espanol S.A.	817	3,956
Banco Santander S.A.	323	2,254
Bank of Ireland(a)	16,809	6,789
Bankia S.A.(a)	1,360	1,724
Bankinter S.A.	909	6,714
Barclays PLC	860	3,523
BNP Paribas S.A.	109	6,576
CaixaBank S.A.	933	4,320
Commerzbank AG(a)	246	3,142
Credit Agricole S.A.	176	2,616
Danske Bank A/S	199	5,849
DNB ASA	220	3,658
Erste Group Bank AG(a)	44	1,249
HSBC Holdings PLC	777	6,967
Intesa Sanpaolo SpA	873	3,163
Jyske Bank A/S(a)	96	4,821
KBC Groep N.V.	22	1,469
Lloyds Banking Group PLC	5,317	7,128
Natixis S.A.	540	3,884
Nordea Bank AB	246	3,066
Raiffeisen Bank International AG(a)	132	1,919
Royal Bank of Scotland Group PLC(a)	534	2,952
Skandinaviska Enskilda Banken AB	240	3,066
Societe Generale S.A.	18	840
Standard Chartered PLC	270	4,327
Svenska Handelsbanken AB	243	3,544
Swedbank AB	174	4,054
UniCredit SpA	423	2,840
Unione di Banche Italiane SpA	592	4,746
		146,310
CAPITAL MARKETS — 2.2%
3i Group PLC	739	6,003
Aberdeen Asset Management PLC	357	2,268
Azimut Holding SpA	38	1,111
Credit Suisse Group AG(a)	67	1,842
Deutsche Bank AG	20	601
GAM Holding AG(a)	311	6,539
Julius Baer Group Ltd.(a)	126	7,072
Mediobanca SpA	977	9,574
Partners Group Holding AG	43	12,860
Schroders PLC	42	2,098
UBS Group AG(a)	195	4,138
		54,106
CONSUMER FINANCE — 0.2%
Provident Financial PLC	123	5,662
		5,662
DIVERSIFIED FINANCIAL SERVICES — 3.2%
Ackermans & van Haaren N.V.	64	9,103
Bolsas y Mercados Espanoles SHMSF S.A.	148	5,983
Deutsche Boerse AG	24	1,985
Eurazeo S.A.	39	2,579
EXOR SpA	140	6,679
Groupe Bruxelles Lambert S.A.	98	7,884
Industrivarden AB	419	8,026

See accompanying notes to the financial statements.

16

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
DIVERSIFIED FINANCIAL SERVICES (continued)
Investment AB Kinnevik	177	$5,591
Investor AB	122	4,542
London Stock Exchange Group PLC	231	8,610
Pargesa Holding S.A.	114	7,673
Sofina S.A.	78	8,699
Wendel S.A.	30	3,675
		81,029
INSURANCE — 6.8%
Aegon N.V.	295	2,167
Ageas	125	4,813
Allianz SE	14	2,179
Assicurazioni Generali SpA	167	3,007
Aviva PLC	424	3,284
AXA S.A.	139	3,505
Baloise Holding AG	70	8,539
CNP Assurances	227	3,789
Delta Lloyd N.V.	242	3,970
Direct Line Insurance Group PLC	3,060	16,159
Gjensidige Forsikring ASA	472	7,583
Hannover Rueck SE	82	7,929
Helvetia Holding AG	16	9,151
Legal & General Group PLC	1,957	7,661
Mapfre S.A.	971	3,340
Mediolanum SpA	146	1,204
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	16	2,834
NN Group N.V.	100	2,809
Old Mutual PLC	1,466	4,646
Prudential PLC	285	6,869
RSA Insurance Group PLC	1,365	8,527
Sampo Oyj	106	4,990
SCOR SE	238	8,392
St James’s Place PLC	294	4,189
Standard Life PLC	875	6,110
Swiss Life Holding AG(a)	22	5,040
Swiss Re AG	80	7,084
Topdanmark A/S(a)	335	8,976
UnipolSai SpA	1,202	2,976
Zurich Insurance Group AG(a)	32	9,745
		171,467
REAL ESTATE INVESTMENT TRUSTS (REITS) — 3.3%
British Land Co. PLC (The)	1,136	14,177
Cofinimmo S.A.	89	9,193
Derwent London PLC	111	5,939
Fonciere Des Regions	84	7,134
Gecina S.A.	66	8,129
Hammerson PLC	1,231	11,916
ICADE	56	3,997
Klepierre	60	2,638
Land Securities Group PLC	610	11,550
Unibail-Rodamco SE	10	2,526
Wereldhave N.V.	122	6,923
		84,122
REAL ESTATE MANAGEMENT & DEVELOPMENT — 2.6%
Castellum AB	417	5,855
Deutsche Annington Immobilien SE	87	2,452
Deutsche Euroshop AG	196	8,602

	Shares	Fair Value ($)
COMMON STOCKS (continued)
FINANCIALS (continued)
REAL ESTATE MANAGEMENT & DEVELOPMENT (continued)
Deutsche Wohnen AG	358	$8,199
IMMOFINANZ AG(a)	1,883	4,431
LEG Immobilien AG(a)	76	5,277
PSP Swiss Property AG(a)	156	13,354
Swiss Prime Site AG(a)	227	17,234
		65,404
THRIFTS & MORTGAGE FINANCE — 0.1%
Aareal Bank AG	54	2,119
		2,119
		610,219
HEALTH CARE — 6.3%
BIOTECHNOLOGY — 0.2%
Actelion Ltd.(a)	30	4,392
		4,392
HEALTH CARE EQUIPMENT & SUPPLIES — 1.0%
Coloplast A/S	42	2,754
Essilor International S.A.	30	3,577
Getinge AB	107	2,573
GN Store Nord A/S	289	5,974
Smith & Nephew PLC	207	3,496
Sonova Holding AG	48	6,492
		24,866
HEALTH CARE PROVIDERS & SERVICES — 1.2%
Fresenius Medical Care AG & Co. KGaA	132	10,889
Fresenius SE & Co. KGaA	154	9,875
Orpea	158	11,047
		31,811
LIFE SCIENCES TOOLS & SERVICES — 1.0%
Eurofins Scientific SE	12	3,651
Gerresheimer AG	113	7,039
Lonza Group AG(a)	92	12,296
MorphoSys AG(a)	46	3,300
		26,286
PHARMACEUTICALS — 2.9%
Bayer AG	16	2,238
Galenica AG	1	1,044
GlaxoSmithKline PLC	198	4,118
Meda AB	662	9,207
Merck KGaA	56	5,577
Novartis AG	103	10,156
Novo Nordisk A/S	134	7,297
Orion Oyj	171	5,979
Roche Holding AG	28	7,850
Sanofi	48	4,719
Shire PLC	68	5,449
STADA Arzneimittel AG	148	4,989
UCB S.A.	54	3,874
		72,497
		159,852
INDUSTRIALS — 18.2%
AEROSPACE & DEFENSE — 1.9%
BAE Systems PLC	1,004	7,124
Cobham PLC	1,559	6,448
Finmeccanica SpA(a)	739	9,288
Meggitt PLC	1,109	8,135

See accompanying notes to the financial statements.

17

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
AEROSPACE & DEFENSE (continued)
MTU Aero Engines AG	56	$5,264
Rolls-Royce Holdings PLC^(a)	46,530	73
Safran S.A.	44	2,980
Thales S.A.	66	3,983
Zodiac Aerospace	175	5,694
		48,989
AIR FREIGHT & LOGISTICS — 0.9%
Bollore S.A.	1,277	6,794
bpost S.A.	84	2,306
Deutsche Post AG	129	3,767
PostNL N.V.(a)	514	2,283
TNT Express N.V.	779	6,604
		21,754
AIRLINES — 0.8%
Air France-KLM(a)	112	786
Deutsche Lufthansa AG(a)	102	1,314
easyJet PLC	371	9,020
International Consolidated Airlines Group S.A.(a)	607	4,723
Ryanair Holdings PLC	294	3,869
		19,712
BUILDING PRODUCTS — 0.9%
Assa Abloy AB	219	4,120
Cie de Saint-Gobain	14	628
Geberit AG	17	5,670
Kingspan Group PLC	420	10,132
Wienerberger AG	88	1,383
		21,933
COMMERCIAL SERVICES & SUPPLIES — 2.5%
Aggreko PLC	186	4,209
Babcock International Group PLC	546	9,274
Bilfinger SE	64	2,419
Edenred	87	2,149
G4S PLC	4,227	17,856
ISS A/S	70	2,308
Securitas AB	626	8,269
Societe BIC S.A.	96	15,296
		61,780
CONSTRUCTION & ENGINEERING — 1.2%
ACS Actividades de Construccion y Servicios S.A.	77	2,476
Arcadis N.V.	137	3,766
Boskalis Westminster N.V.	89	4,353
Bouygues S.A.	88	3,288
Eiffage S.A.	3	167
Ferrovial S.A.	237	5,136
FLSmidth & Co. A/S	89	4,280
NCC AB	122	3,684
Orascom Construction Ltd.(a)	8	104
Skanska AB	146	2,956
Vinci S.A.	14	809
		31,019
ELECTRICAL EQUIPMENT — 0.8%
ABB Ltd.(a)	60	1,257
Gamesa Corp. Tecnologica S.A.(a)	229	3,605
Legrand S.A.	16	898

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
ELECTRICAL EQUIPMENT (continued)
OSRAM Licht AG	111	$5,313
Prysmian SpA	54	1,166
Schneider Electric SE	114	7,866
		20,105
INDUSTRIAL CONGLOMERATES — 1.2%
DCC PLC	97	7,628
Koninklijke Philips N.V.	120	3,051
Rheinmetall AG	58	2,939
Siemens AG	106	10,671
Smiths Group PLC	394	6,996
		31,285
MACHINERY — 2.5%
Aalberts Industries N.V.	143	4,245
Alfa Laval AB	163	2,866
ANDRITZ AG	74	4,094
Atlas Copco AB	100	2,796
CNH Industrial N.V.	579	5,277
Duerr AG	14	1,303
GEA Group AG	30	1,337
IMI PLC	205	3,627
KION Group AG(a)	19	910
Kone OYJ	146	5,921
MAN SE	68	7,000
Metso OYJ	91	2,498
OC Oerlikon Corp. AG(a)	197	2,414
Schindler Holding AG	22	3,599
Sulzer AG	51	5,247
Trelleborg AB	74	1,367
Vallourec S.A.	142	2,899
Weir Group PLC (The)	85	2,269
Zardoya Otis S.A.	301	3,277
		62,946
MARINE — 0.2%
AP Moeller - Maersk A/S	1	1,810
Kuehne + Nagel International AG	28	3,718
		5,528
PROFESSIONAL SERVICES — 2.1%
Bureau Veritas S.A.	162	3,729
Capita PLC	696	13,551
Experian PLC	132	2,406
Intertek Group PLC	286	11,020
Randstad Holding N.V.	97	6,313
SGS S.A.	2	3,651
Teleperformance	164	11,579
		52,249
ROAD & RAIL — 0.3%
DSV A/S	265	8,581
		8,581
TRADING COMPANIES & DISTRIBUTORS — 1.8%
Ashtead Group PLC	379	6,550
Brenntag AG	32	1,834
Bunzl PLC	621	16,974
Rexel S.A.	251	4,044
Travis Perkins PLC	319	10,586
Wolseley PLC	70	4,473
		44,461

See accompanying notes to the financial statements.

18

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (continued)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (continued)
INDUSTRIALS (continued)
TRANSPORTATION INFRASTRUCTURE — 1.1%
Abertis Infraestructuras S.A.	106	$1,737
Abertis Infraestructuras S.A.^(a)	5	82
Aeroports de Paris	94	10,615
Atlantia SpA	87	2,148
Fraport AG Frankfurt Airport Services Worldwide	102	6,403
Groupe Eurotunnel SE	522	7,555
		28,540
		458,882
INFORMATION TECHNOLOGY — 3.9%
COMMUNICATIONS EQUIPMENT — 0.2%
Nokia OYJ	210	1,425
Telefonaktiebolaget LM Ericsson	236	2,443
		3,868
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 0.3%
Hexagon AB	82	2,969
Ingenico Group	32	3,754
		6,723
INTERNET SOFTWARE & SERVICES — 0.2%
United Internet AG	104	4,621
		4,621
IT SERVICES — 1.0%
Amadeus IT Holding S.A.	71	2,828
Atos SE	46	3,433
Cap Gemini S.A.	48	4,245
Tieto OYJ	208	4,853
Wirecard AG	274	10,487
		25,846
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 1.1%
ams AG	82	3,589
ARM Holdings PLC	193	3,148
ASM International N.V.	178	8,222
ASML Holding N.V.	64	6,610
Dialog Semiconductor PLC(a)	58	3,133
Infineon Technologies AG	199	2,468
STMicroelectronics N.V.	169	1,385
		28,555
SOFTWARE — 0.9%
Dassault Systemes	131	9,519
Sage Group PLC (The)	1,543	12,437
SAP SE	16	1,116
		23,072
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.2%
Neopost S.A.	124	5,332
		5,332
		98,017
MATERIALS — 8.2%
CHEMICALS — 4.4%
Air Liquide S.A.	10	1,264
BASF SE	108	9,485
Chr Hansen Holding A/S	262	12,776
Clariant AG(a)	325	6,663
Croda International PLC	102	4,415
EMS-Chemie Holding AG	7	2,959
Evonik Industries AG	36	1,373

	Shares	Fair Value ($)
COMMON STOCKS (continued)
MATERIALS (continued)
CHEMICALS (continued)
Fuchs Petrolub SE (Preference)	74	$3,124
Givaudan S.A.(a)	6	10,388
Johnson Matthey PLC	94	4,491
K+S AG	146	6,147
Koninklijke DSM N.V.	76	4,403
Linde AG	8	1,514
Novozymes A/S	248	11,783
Solvay S.A.	20	2,750
Symrise AG	89	5,520
Syngenta AG	8	3,253
Umicore S.A.	65	3,080
Wacker Chemie AG	60	6,190
Yara International ASA	167	8,669
		110,247
CONSTRUCTION MATERIALS — 0.6%
CRH PLC	96	2,708
HeidelbergCement AG	20	1,585
Holcim Ltd.(a)	56	4,135
Imerys S.A.	56	4,281
Lafarge S.A.	32	2,112
		14,821
CONTAINERS & PACKAGING — 0.9%
Huhtamaki OYJ	347	10,717
Rexam PLC	995	8,638
Smurfit Kappa Group PLC	148	4,075
		23,430
METALS & MINING — 1.9%
Acerinox S.A.	234	3,235
Anglo American PLC	150	2,167
ArcelorMittal	286	2,783
Aurubis AG	97	5,696
BHP Billiton PLC	82	1,611
Boliden AB	269	4,898
Glencore PLC(a)	641	2,574
Norsk Hydro ASA	944	3,966
Outokumpu OYJ(a)	435	2,190
Randgold Resources Ltd.	178	11,995
Rio Tinto PLC	50	2,055
South32 Ltd.(a)	82	111
ThyssenKrupp AG	133	3,458
voestalpine AG	24	998
		47,737
PAPER & FOREST PRODUCTS — 0.4%
Mondi PLC	303	6,533
Stora Enso OYJ	233	2,400
UPM-Kymmene OYJ	142	2,511
		11,444
		207,679
TELECOMMUNICATION SERVICES — 5.3%
DIVERSIFIED TELECOMMUNICATION SERVICES — 3.9%
BT Group PLC	1,262	8,935
Deutsche Telekom AG	444	7,643
Elisa OYJ	214	6,779
Inmarsat PLC	1,240	17,853
Koninklijke KPN N.V.	842	3,218

See accompanying notes to the financial statements.

19

Schedule of Portfolio Investments
ETFS Diversified-Factor Developed Europe Index Fund (concluded)
June 30, 2015 (Unaudited)

	Shares	Fair Value ($)
COMMON STOCKS (concluded)
TELECOMMUNICATION SERVICES (concluded)
DIVERSIFIED TELECOMMUNICATION SERVICES (concluded)
Orange S.A.	278	$4,278
Proximus	321	11,327
Swisscom AG	13	7,289
TDC A/S	1,680	12,313
Telecom Italia SpA(a)	2,346	2,975
Telefonica Deutschland Holding AG	445	2,563
TeliaSonera AB	550	3,235
Vivendi S.A.	372	9,378
		97,786
WIRELESS TELECOMMUNICATION SERVICES — 1.4%
Drillisch AG	35	1,560
Freenet AG	364	12,254
Tele2 AB	1,058	12,292
Vodafone Group PLC	3,042	10,996
		37,102
		134,888
UTILITIES — 6.2%
ELECTRIC UTILITIES — 2.2%
Acciona S.A.(a)	72	5,433
EDP - Energias de Portugal S.A.	1,008	3,824
Electricite de France S.A.	92	2,050
Endesa S.A.	394	7,535
Enel SpA	706	3,197
Fortum OYJ	540	9,591
Iberdrola S.A.	448	3,016
Red Electrica Corp. S.A.	62	4,966
SSE PLC	472	11,402
Terna Rete Elettrica Nazionale SpA	762	3,366
		54,380
GAS UTILITIES — 0.8%
Enagas S.A.	210	5,708
Gas Natural SDG S.A.	134	3,037
Rubis SCA	92	6,300
Snam SpA	1,191	5,664
		20,709
INDEPENDENT POWER AND RENEWABLE
ELECTRICITY PRODUCERS — 0.3%
Enel Green Power SpA	4,548	8,883
		8,883
MULTI-UTILITIES — 1.8%
A2A SpA	2,472	2,947
Centrica PLC	1,877	7,787
E.ON SE	254	3,382
GDF Suez	210	3,893
National Grid PLC	1,129	14,510
RWE AG	72	1,547
Suez Environnement Co.	408	7,585
Veolia Environnement S.A.	144	2,935
		44,586
WATER UTILITIES — 1.1%
Severn Trent PLC	407	13,320
United Utilities Group PLC	980	13,748
		27,068
		155,626
TOTAL Common Stocks		2,515,718

	No. of Rights	Fair Value ($)
RIGHTS — 0.0%*
ENERGY — 0.0%*
OIL, GAS & CONSUMABLE FUELS — 0.0%*
Repsol S.A., expiring 7/03/15(a)	138	$71

FINANCIALS — 0.0%*
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.0%*
Deutsche Annington Immobilien SE, expiring 6/30/15 at EUR 20.90^(a)	87	159

MATERIALS — 0.0%*
METALS & MINING — 0.0%*
Acerinox S.A., expiring 7/01/15(a)	438	195
TOTAL Rights		425
TOTAL INVESTMENTS
(Cost $2,486,746) — 99.7%		$2,516,143
Other assets in excess of liabilities — 0.3%		$7,212
NET ASSETS — 100%		$2,523,355

*	Amount rounds to less than 0.1%.
^	Security fair valued in accordance with procedures adopted by the Board of Trustees. At June 30, 2015, the value of these securities amounted to $314 or 0.01% of net assets.
(a)	Non-income producing securities.
Percentages shown are based on Net Assets
CVA	Dutch Certification
EUR	Euro

As of June 30, 2015, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,251
Aggregate gross unrealized depreciation	(94,388)
Net unrealized appreciation	$28,863
Federal income tax cost of investments	$2,487,280

ETFS Diversified-Factor Developed Europe Index Fund invested, as a percentage of net assets, in the following countries as of June 30, 2015:

United Kingdom	29.0%
France	13.4%
Germany	10.6%
Switzerland	9.8%
Sweden	5.3%
Italy	5.0%
Spain	4.2%
Netherlands	4.1%
Denmark	4.1%
Belgium	3.6%
Finland	3.2%
Ireland	2.6%
Norway	1.7%
Austria	0.8%
United States	0.5%
Portugal	0.5%
Jersey	0.5%
Luxembourg	0.4%
South Africa	0.3%
Australia	0.1%
United Arab Emirates	0.0%*
Other[1]	0.3%
100.0%

*	Amount rounds to less than 0.1%.
1	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to the financial statements.

20

Statements of Assets and Liabilities
June 30, 2015 (Unaudited)

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
ASSETS:
Securities, at cost	$2,529,887	$1,408,203	$17,501,751	$2,486,746
Securities, at value	2,522,930	1,441,139	17,427,675	2,516,143
Total Investment Securities	2,522,930	1,441,139	17,427,675	2,516,143
Cash	712	2,693	13,417	36,740
Foreign cash	—	—	—	4,534	†
Due from custodian	—	—	—	2,658
Dividends and interest receivable	2,889	2,756	21,478	6,340
Receivable for investments sold	—	1,351,015	—	2,928
Reclaims receivable	—	—	—	2,975
Total Assets	2,526,531	2,797,603	17,462,570	2,572,318

LIABILITIES:
Payable for investments purchased	—	—	—	2,658
Payable for capital shares redeemed	—	1,353,898	—	—
Advisory fees payable	7,470	8,012	12,613	4,288
Trustee fees payable	3,422	3,422	3,104	3,104
Other liabilities	—	—	—	38,913
Total Liabilities	10,892	1,365,332	15,717	48,963
NET ASSETS	$2,515,639	$1,432,271	$17,446,853	$2,523,355

NET ASSETS CONSIST OF:
Paid in Capital	$2,500,000	$1,246,101	$17,567,731	$2,500,000
Accumulated undistributed net investment income (loss)	1,387	83	14,213	3,422
Accumulated net realized gains (losses) on investments	21,209	153,151	(61,015)	(9,533)
Net unrealized appreciation (depreciation) on:
Investments	(6,957)	32,936	(74,076)	29,397
Foreign currency transactions	—	—	—	69
NET ASSETS	$2,515,639	$1,432,271	$17,446,853	$2,523,355
Shares (unlimited number of shares authorized,
no par value)	100,000	54,000	700,000	100,000
Net Asset Value	$25.16	$26.52	$24.92	$25.23

†	Cost of $4,530.

See accompanying notes to the financial statements.

21

Statements of Operations
For the Periods Ended June 30, 2015 (Unaudited)

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
	January 20, 2015* through June 30, 2015	January 20, 2015* through June 30, 2015	January 27, 2015* through June 30, 2015	January 27, 2015* through June 30, 2015
INVESTMENT INCOME:
Dividends	$28,465	$16,977	$68,182	$59,263
Foreign withholding tax on income	(134)	(123)	(34)	(5,611)
Total Investment Income	28,331	16,854	68,148	53,652

EXPENSES:
Advisory fees (Note 4)	7,470	8,012	12,613	4,288
Trustees fees (Note 7)	6,547	6,547	6,229	6,229
Total Net Expenses	14,017	14,559	18,842	10,517
Net Investment Income (Loss)	14,314	2,295	49,306	43,135

NET REALIZED GAIN (LOSS) ON:
Investments	21,209	84,858	(61,015)	(233)
In-kind redemptions of investments	—	68,293	—	—
Foreign currency transactions	—	—	—	(9,300)
Net realized gain (loss)	21,209	153,151	(61,015)	(9,533)

CHANGE IN NET UNREALIZED
APPRECIATION/DEPRECIATION ON:
Investments	(6,957)	32,936	(74,076)	29,397
Foreign currency translations	—	—	—	69
Net change in unrealized appreciation (depreciation)	(6,957)	32,936	(74,076)	29,466
Net realized and unrealized gain (loss)	14,252	186,087	(135,091)	19,933
Change in Net Assets Resulting from Operations	$28,566	$188,382	$(85,785)	$63,068

* Commencement of investment operations.

See accompanying notes to the financial statements.

22

Statements of Changes in Net Assets
For the Periods Ended June 30, 2015 (Unaudited)

	ETFS Zacks Earnings Large-Cap U.S. Index Fund	ETFS Zacks Earnings Small-Cap U.S. Index Fund	ETFS Diversified- Factor U.S. Large Cap Index Fund	ETFS Diversified- Factor Developed Europe Index Fund
	January 20, 2015* through June 30, 2015	January 20, 2015* through June 30, 2015	January 27, 2015* through June 30, 2015	January 27, 2015* through June 30, 2015
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
Net investment income (loss)	$14,314	$2,295	$49,306	$43,135
Net realized gain (loss)	21,209	153,151	(61,015)	(9,533)
Change in net unrealized appreciation/depreciation	(6,957)	32,936	(74,076)	29,466
Change in Net Assets Resulting
from Operations	28,566	188,382	(85,785)	63,068

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income	(12,927)	(2,212)	(35,093)	(39,713)
Total distributions	(12,927)	(2,212)	(35,093)	(39,713)

CAPITAL TRANSACTIONS(a):
Proceeds from shares issued	2,500,000	2,600,000	17,567,731	2,500,000
Cost of shares redeemed	—	(1,353,899)	—	—
Change in net assets resulting
from capital transactions	2,500,000	1,246,101	17,567,731	2,500,000
Change in net assets	2,515,639	1,432,271	17,446,853	2,523,355

NET ASSETS:
Beginning of period	$—	$—	$—	$—
End of period	$2,515,639	$1,432,271	$17,446,853	$2,523,355
Accumulated undistributed net investment income (loss)
included in end of period net assets	$1,387	$83	$14,213	$3,422

SHARE TRANSACTIONS:
Issued	—	4,000	—	100,000
Issued in-kind	100,000	100,000	700,000	—
Redemption in-kind	—	(50,000)	—	—
Shares outstanding, end of period	100,000	54,000	700,000	100,000

*	Commencement of investment operations.
(a)	Capital transactions may include transaction fees associated with Creation and Redemption transactions which occurred during the period. See Note 9 to the Financial Statements.

See accompanying notes to the financial statements.

23

Financial Highlights
For the Periods Ended June 30, 2015 (Unaudited)

	Selected Data For A Share Outstanding Throughout The Periods Indicated
	Per Share Operating Performance
	Investment Operations
	Net asset value, beginning of period	Net investment income (loss)(a)	Net realized and unrealized gains (losses) on investments	Transaction fees(b)	Total from investment operations
ETFS Zacks Earnings Large-Cap U.S. Index Fund
January 20, 2015* through June 30, 2015	$25.00	$0.14	$0.15	$—	$0.29
ETFS Zacks Earnings Small-Cap U.S. Index Fund
January 20, 2015* through June 30, 2015	25.00	0.02	1.52	—	1.54
ETFS Diversified-Factor U.S. Large Cap Index Fund
January 27, 2015* through June 30, 2015	25.00	0.16	(0.18)	—	(0.02)
ETFS Diversified-Factor Developed Europe Index Fund
January 27, 2015* through June 30, 2015	25.00	0.43	0.20	—	0.63

*	Commencement of investment operations.
(a)	Per share net investment income (loss) has been calculated using the average daily shares method.
(b)	Includes transaction fees associated with the issuance and redemption of Creation Units. See Note 9 to the Financial Statements.
(c)	Not annualized for periods less than one year.
(d)	Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at net asset value. This percentage is not an indication of the performance of a shareholder’s investment in the Fund based on market value due to differences between the market price of the shares and the net asset value per share of the Fund.
(e)	Market value total return is calculated assuming an initial investment made at the market value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, if any, and redemption on the last day of the period at market value. Market value is determined by the composite closing price. Composite closing security price is defined as the last reported sale price from any primary listing market (e.g., NYSE and NASDAQ) or participating regional exchanges or markets. The composite closing price is the last reported sale price from any of the eligible sources, regardless of volume and not an average price and may have occurred on a date prior to the close of the reporting period. Market value may be greater or less than net asset value, depending on the Fund’s closing price on the listing market.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period. In-Kind transactions are not included in the portfolio turnover calculations.

See accompanying notes to the financial statements.

24

Selected Data For A Share Outstanding Throughout The Periods Indicated
Per Share Operating Performance						Ratios/Supplemental Data
Distributions				Total Return(c)		Ratios To Average Net Assets(f)				Supplemental Data
Net investment income	Net realized gains	Total distributions	Net asset value, end of period	Net asset value(d)	Market value(e)	Expenses before expense reductions	Expenses net of waivers, if any	Net investment income (loss) before expense reductions	Net investment income (loss) net of waivers, if any	Net assets, end of period (000)	Portfolio turnover rate(c)(g)

$(0.13)	$—	$(0.13)	$25.16	1.14%	1.30%	1.22%	1.22%	1.25%	1.25%	$2,516	37%

(0.02)	—	(0.02)	26.52	6.16	6.20	1.18	1.18	0.19	0.19	1,432	56

(0.06)	—	(0.06)	24.92	(0.07)	0.09	0.58	0.58	1.52	1.52	17,447	44

(0.40)	—	(0.40)	25.23	2.47	3.24	0.96	0.96	3.92	3.92	2,523	23

See accompanying notes to the financial statements.

25

Notes to Financial Statements
June 30, 2015 (Unaudited)

1. Organization

ETFS Trust (the “Trust”) was organized as a Delaware statutory trust on January 9, 2014 and is authorized to issue multiple series or portfolios. The Trust currently consists of four series (collectively the “Funds” or individually a “Fund”): ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund (each, a “Zacks Earnings Fund” and, together, the “Zacks Earnings Funds”), ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund (each, a “Diversified Factor Fund” and, together, the “Diversified Factor Funds”). The Trust is an open-end management investment company, registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The offering of the Trust’s shares is registered under the Securities Act of 1933, as amended (the “Securities Act”).

Each Fund seeks to achieve its objective by investing primarily in securities issued by issuers that comprise its relevant index and through transactions that provide substantially similar exposure to securities in the index. Each Fund operates as an index fund and will not be actively managed.

The Trust has had no operations from January 2, 2015 (initial seeding date) until each Fund’s respective commencement of operations date other than matters relating to its registration and the sale and issuance of 4,000 shares of beneficial interest in the ETFS Zacks Earnings Small-Cap U.S. Index Fund to the Fund’s adviser, ETF Securities Advisors LLC (the “Advisor”), at a net asset value of $25 per share. The ETFS Zacks Earnings Large-Cap U.S. Index Fund and ETFS Zacks Earnings Small-Cap U.S. Index Fund commenced operations on January 20, 2015. The ETFS Diversified-Factor U.S. Large Cap Index Fund and ETFS Diversified-Factor Developed Europe Index Fund commenced operations on January 27, 2015.

2. Summary of Significant Accounting Policies

The Funds’ financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies. The following is a summary of significant accounting policies followed by the Funds.

Investment Valuation:

The net asset value (“NAV”) of each Fund’s shares is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. New York time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s net assets by the number of Fund shares outstanding.

In calculating each Fund’s NAV, investments generally are valued using market valuations. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

In certain instances, such as when reliable market valuations are not readily available or are not deemed to reflect current market values, the Fund’s investments will be valued in accordance with the Fund’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Fund’s NAV Calculation Time that may materially affect the value of the Fund’s investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

26

Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.
•	Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. There were no transfers between levels during the period ended June 30, 2015 and there were no Level 3 investments held for the period ended June 30, 2015.

The following is a summary of the valuations as of June 30, 2015, for each Fund based upon the three levels defined above. Please refer to the Schedules of Portfolio Investments for segregation by industry type.

	LEVEL 1		LEVEL 2
	Common Stocks/ Shares of Beneficial	Rights/ Warrants	Rights/ Warrants	TOTAL
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$2,522,930	$—	$—	$2,522,930
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,441,139	—	—	1,441,139
ETFS Diversified-Factor U.S. Large Cap Index Fund	17,427,675	—	—	17,427,675
ETFS Diversified-Factor Developed Europe Index Fund	2,515,718	$266	159	2,516,143

Taxes and Distributions

Each Fund intends to qualify as a regulated investment company by complying with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, which includes distributing substantially all of its net investment income and net capital gains to its shareholders. Accordingly, no federal income tax provision is required in the financial statements.

The Board oversees management of the Funds. As of June 30, 2015, management of the Funds has reviewed all open tax years and major jurisdictions and concluded that there is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken in future tax returns. The Funds are also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign markets in which a Fund invests. These foreign taxes, if any, are paid by the Funds and disclosed in the Statements of Operations. Foreign taxes payable, if any, are reflected in the Funds’ Statements of Assets and Liabilities.

Each Fund intends to make distributions that may be taxed as ordinary income, qualified dividend income or capital gains.

3. Investment Transactions and Related Income and Expenses

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions are accounted for on the trade date on the last business day of the reporting period.

Interest income is recognized on an accrual basis. Dividend income is recorded on the ex-dividend date, or as soon as information is available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

27

Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

4. Investment Advisory Fees

Under the terms of the Trust’s Investment Advisory Agreement (the “Advisory Agreement”), the Advisor is subject to the supervision of the Board and will be responsible for the day-to-day business of the Trust, including the day-to-day management of risk of the Funds in accordance with each Fund’s investment objectives and policies. As compensation for its advisory services and assumption of each Fund’s expenses, the Advisor is entitled to a management fee, computed daily and payable monthly, at an annual rate of 0.65% (Zacks Earnings Funds) and 0.39% (Diversified Factor Funds) of average daily net assets of each Fund, upon commencement of each Fund’s operations. Index Management Solutions, LLC (the “Sub-Advisor”) serves as the sub-advisor to the Funds.

The Advisor pays most of the expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other non-distribution related services necessary for the Funds to operate (“Covered Expenses”). Covered Expenses do not include the fee payments under the Investment Advisory Agreement, interest expenses, brokerage commissions and other trading expenses and fees and expenses of the independent trustees.

5. Administration Fees

JPMorgan Chase Bank, N.A. (“the Administrator”) serves as administrator of the Funds. The Administrator provides certain administrative services to the Funds. For these services, the Administrator is entitled to certain fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

6. Custodian Fees

JPMorgan Chase Bank, N.A. (the “Custodian”) acts as custodian for the Funds in accordance with a Global Custody Agreement. The Custodian holds cash, securities and other assets of the Funds as required by the 1940 Act. As compensation for the services rendered under the agreement, the Custodian is entitled to fees and reasonable out-of-pocket expenses. These fees and expenses are Covered Expenses as defined above.

7. Trustees Fees

Each of the two independent Trustees is paid quarterly an aggregate fee consisting of a $25,000 annual retainer plus expenses which is equally allocated among the Funds for his or her services as a Trustee of the Trust and as a member of Board committees.

8. Distribution and Service Plan

ALPS Distributors, Inc. (the “Distributor”) serves as the Funds’ distributor and distributes Creation Units (as defined in Note 9). Each Fund has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act pursuant to which payment of up to 0.25% of average daily net assets may be made. However, the Board has determined that no such payment will be made through the next 12 months of operation.

9. Issuance and Redemption of Fund Shares

Each Fund issues and redeems shares only to Authorized Participants (typically market makers, large investors and institutions) in exchange for the deposit or delivery of assets (securities and/or cash), in large blocks known as Creation Units, each of which is comprised of a specified number of shares. Retail investors may only purchase and sell fund shares on a national securities exchange through a broker-dealer and such transactions may be subject to customary commission rates imposed by the broker-dealer.

28

Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

10. Investment Transactions

For the period ended June 30, 2015, the cost of securities purchased and proceeds from sales of securities, excluding short-term securities and in-kind transactions, were as follows:

Fund	Purchases	Sales
ETFS Zacks Earnings Large-Cap U.S. Index Fund	$937,256	$951,938
ETFS Zacks Earnings Small-Cap U.S. Index Fund	1,500,418	1,428,792
ETFS Diversified-Factor U.S. Large Cap Index Fund	3,133,002	2,980,227
ETFS Diversified-Factor Developed Europe Index Fund	3,062,673	575,004

11. In-kind Transactions

The Fund delivers its investment in securities in exchange for the redemption of shares (redemptions-in-kind). Cash and securities were transferred for redemptions at fair value. For financial reporting purposes, the Fund recorded net realized gains and losses in connection with each transaction.

For the period ended June 30, 2015, the fair value of the securities transferred for redemptions, and the realized gains recorded in connection with the transactions were as follows:

Fund	Fair Value	Net Realized Gains
ETFS Zacks Earnings Small-Cap U.S. Index Fund	$1,349,926	$68,293

During the period, the Fund received securities in exchange for subscriptions of shares (subscriptions-in kind). For the period ended June 30, 2015, the fair value of the securities received for subscriptions were as follows:

Fund	Fair Value
ETFS Diversified-Factor U.S. Large Cap Index Fund	$ 17,410,322

12. Principal Risks

The Funds’ investments are subject to a variety of risks that may cause the Funds’ net asset values to fluctuate over time. Therefore, the value of an investment in a Fund could decline and an investor could lose money. Also, there is no assurance that the Advisor or the Sub-Advisor will achieve the Funds’ objectives.

An investment is subject to the following risks:

Currency Exchange Rate Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests primarily in foreign securities. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investments and the value of an investor’s Fund shares. Because the Fund’s NAV is determined on the basis of U.S. dollars, the U.S. dollar value of an investor’s investments in the Fund may go down if the value of the local currency of the non-U.S. markets in which the Fund invests depreciates against the U.S. dollar. This is true even if the local currency value of securities in the Fund’s holdings goes up. Conversely, the dollar value of an investment in the Fund may go up if the value of the local currency appreciates against the U.S. dollar.

The value of the U.S. dollar measured against other currencies is influenced by a variety of factors. These factors include: national debt levels and trade deficits, changes in balances of payments and trade, domestic and foreign interest and inflation rates, global or regional political, economic or financial events, monetary policies of governments, actual or potential government intervention, and global energy prices. Political instability, the possibility of government intervention and restrictive or opaque business and investment policies may also reduce the value of a country’s currency. Government monetary policies and the buying or selling by a country’s government may also influence exchange rates. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in a Fund may change quickly and without warning, and an investor may lose money.

29

Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

Early Close/Trading Halt Risk

An exchange or market may close or issue trading halts on specific securities, or the ability to buy or sell certain securities or financial instruments may be restricted, which may result in a Fund being unable to buy or sell certain securities or financial instruments. In such circumstances a Fund may be unable to rebalance its portfolio, may be unable to accurately price its investments and/or may incur substantial trading losses.

Equity Securities Risk

Each Fund invests in equity securities, which are subject to changes in value that may be attributable to market perception of a particular issuer or the general stock market fluctuations that affect all issues. Investments in equity securities may be more volatile than investments in other asset classes. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from issuers. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including: expectations regarding government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises.

Foreign Securities Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in foreign securities. Investments in non-U.S. securities involve certain risks that may not be present with investments in U.S. securities. For example, investments in non-U.S. securities may be subject to risk of loss due to foreign currency fluctuations or to political or economic instability. There may be less information publicly available about a non-U.S. issuer than a U.S. issuer. Non-U.S. issuers may be subject to different accounting, auditing, financial reporting and investor protection standards than U.S. issuers. Investments in non-U.S. securities may be subject to withholding or other taxes and may be subject to additional trading, settlement, custodial, and operational risks. With respect to certain countries, there is the possibility of government intervention and expropriation or nationalization of assets. Because legal systems differ, there is also the possibility that it will be difficult to obtain or enforce legal judgments in certain countries. Since foreign exchanges may be open on days when a Fund does not price its shares, the value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares. Conversely, Fund shares may trade on days when foreign exchanges are closed. Each of these factors can make investments in the Fund more volatile and potentially less liquid than other types of investments and may be heightened in connection with investments in developing or emerging market countries. Foreign securities also include American Depositary Receipts (“ADRs”) which are U.S. dollar-denominated receipts representing shares of foreign-based corporations. ADRs are issued by U.S. banks or trust companies and entitle the holder to all dividends and capital gains that are paid out on the underlying foreign shares. Global Depositary Receipts (“GDRs”), which are similar to ADRs, are shares to foreign-based corporations generally issued by international banks in one or more markets around the world.

Investments in ADRs and GDRs may be less liquid and more volatile than underlying shares in their primary trading markets.

Geographic Investment Risk

The ETFS Diversified-Factor Developed Europe Index Fund invests in European securities. To the extent that the Fund’s Index invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. For example, political and economic conditions and changes in regulatory, tax or economic policy in a country could significantly affect the market in that country and in surrounding or related countries and have a negative impact on the Fund’s performance. Currency developments or restrictions, political and social instability, and changing economic conditions have resulted in significant market volatility.

Market Risk

Each Fund is subject to market risks that can affect the value of its shares, sometimes rapidly and unpredictably. These risks include political, regulatory, market and economic developments, including developments that impact specific economic sectors, industries or segments of the market. A Fund will typically lose value when its benchmark Index declines.

30

Notes to Financial Statements (continued)
June 30, 2015 (Unaudited)

13. Indemnifications

The Board shall not be responsible or liable in any event for any neglect or wrongdoing of an officer, agent, employee, adviser or principal underwriter of the Trust, nor shall any Board be responsible for the act or omission of any other Board, and, subject to the provisions of the By-Laws, the Trust out of its assets may indemnify and hold harmless each and every Board and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Board’s or officer’s performance of his or her duties as a Board or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Board or officer from or against any liability to the Trust or any shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Boards or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Boards or Board, and such Boards or Board shall not be personally liable thereon.

14. Subsequent Events

Management has evaluated subsequent events for the Funds through the date the financial statements were issued, and has concluded that there were no material subsequent events requiring adjustment to or disclosure in the financial statements.

31

ETFS Trust
Expense Examples (Unaudited)

As a shareholder, you incur two types of costs: (1) transaction costs for purchasing and selling shares and (2) ongoing costs, including advisory fees and other Fund expenses. The expense examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

Actual Expenses

The actual expense examples are based on an investment of $1,000 invested at the commencement of operations and held through the period ended, June 30, 2015.

The first line in the following tables provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The hypothetical expense examples are based on an investment of $1,000 invested at the beginning of a six month period and held through the period ended, June 30, 2015.

The second line in the following tables provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as brokerage charges. Therefore, the second line for each Fund in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value 06/30/15	Expenses Paid During the Period*	Annualized Expense Ratio During Period
ETFS Zacks Earnings Large-Cap U.S. Index Fund(a)
Actual	$1,000.00	$1,011.40	$5.45	1.22%
Hypothetical	$1,000.00	$1,018.74	$6.11	1.22%
ETFS Zacks Earnings Small-Cap U.S. Index Fund(a)
Actual	$1,000.00	$1,061.60	$5.40	1.18%
Hypothetical	$1,000.00	$1,018.94	$5.91	1.18%
ETFS Diversified-Factor U.S. Large Cap Index Fund(b)
Actual	$1,000.00	$999.30	$2.46	0.58%
Hypothetical	$1,000.00	$1,021.92	$2.91	0.58%
ETFS Diversified-Factor Developed Europe Index Fund(b)
Actual	$1,000.00	$1,024.70	$4.13	0.96%
Hypothetical	$1,000.00	$1,020.03	$4.81	0.96%

*	Expenses are equal to the average account value multiplied by the Fund’s annualized expense ratio multiplied by 181/365 (the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year).
(a)	The Fund commenced operations on January 20, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 162 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).
(b)	The Fund commenced operations January 27, 2015. Actual Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 155 divided by 365 (to reflect the actual days in the period). Hypothetical Expenses Paid During the Period are equal to the Fund’s annualized net expense ratio, multiplied by the average account value over the period, multiplied by 181 divided by 365 (to reflect the one-half year period).
32

Board Approval of Investment Advisory & Sub-Advisory Agreements (Unaudited)

Pursuant to Section 15(c) of the Investment Company Act of the 1940 Act, a fund’s investment advisory agreements must be approved both by a fund’s board of trustees and by a majority of the trustees who are not parties to the investment advisory agreements or “interested persons” of any party (“Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.

The Board of Trustees of ETFS Trust (the “Trust”), a majority of which consists of Independent Trustees, held an in-person meeting on December 2, 2014, to consider the proposed investment advisory agreement between ETF Securities Advisors LLC (“ETFS”) and the Trust (the “Advisory Agreement”) on behalf of the ETFS Zacks Earnings Large-Cap U.S. Index Fund, ETFS Zacks Earnings Small-Cap U.S. Index Fund, ETFS Diversified-Factor U.S. Large Cap Index Fund, and ETFS Diversified-Factor Developed Europe Index Fund (each a “Fund” and together the “Funds”) and the proposed investment sub-advisory agreement by and between ETFS and Index Management Solutions LLC (“IMS”) on behalf of each Fund (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Agreements”). Pursuant to the Agreements and with respect to each Fund, ETFS would act as investment adviser and IMS would act as sub-adviser. ETFS and IMS, subject to the supervision of the Board, would be responsible for providing a continuous investment program and making purchases and sales of portfolio securities consistent with each Fund’s investment objective and policies, among other services.

Before voting on the Agreements, the Board reviewed the Agreements with representatives of ETFS and IMS, as well as counsel to the Trust, and received a memorandum from counsel to the Trust discussing the legal standards for their consideration of the Agreements. The Independent Trustees also discussed the Agreements in an executive session with counsel to the Trust at which no representatives of ETFS or IMS were present.

In evaluating whether to approve the Agreements for each Fund, the Board considered numerous factors, including: (i) the nature, extent and quality of the services to be provided to each Fund by ETFS and IMS under the Agreements; (ii) the advisory fees to be paid by each Fund pursuant to the Agreements; (iii) the costs of the services to be provided to each Fund and the anticipated profits to be realized by ETFS and IMS (and their affiliates) from their relationship with each Fund; (iv) the extent to which economies of scale would be realized by shareholders as each Fund’s assets increased; and (v) any additional benefits or other considerations deemed relevant. No single factor reviewed by the Board was identified as the principal factor in determining whether to approve the Agreements, and individual Trustees may have given different weight to various factors.

The Board reviewed materials prepared by ETFS and IMS and received oral presentations from ETFS and IMS personnel regarding the nature, extent and quality of services to be provided, including, as applicable, information on each party’s reputation within the industry, business operations and financial condition, personnel, brokerage and other trading practices, historical performance, and relevant compliance policies and procedures. The Board considered and was satisfied with the qualifications and expertise of ETFS with respect to management of each Fund and oversight of the services to be provided by other service providers, including IMS. Because the Trust and each Fund were new, the Board did not consider the investment performance of ETFS or IMS with respect to the Trust or each Fund as a factor in evaluating the Agreements. The Board noted, however, ETFS’s performance in managing investment products both in and outside of the U.S. The Board also considered and was satisfied with the qualifications and expertise of IMS’s portfolio management team that would be responsible for the day-to-day management of each Fund’s portfolio. The Board noted IMS’s performance in trading securities for other index based exchange-traded funds and the percentage of assets it had under management in international markets. Based on the totality of the information considered, the Board concluded that ETFS and IMS had sufficient resources and experience to provide advisory services to each Fund and that it was satisfied with the nature, extent and quality of the services to be provided by the ETFS and IMS.

The Board considered the costs and expenses expected to be incurred by ETFS and IMS in providing advisory services and evaluated the compensation and benefits expected to be received by ETFS and IMS from their relationships with each Fund. With respect to the costs of services to be provided and profits to be realized under the Agreements, the Board considered the resources involved in managing each Fund, as well as the fee structure and total expense ratio proposed for each Fund. The Board noted that each Fund’s proposed fee structure was a “unitary fee” structure under which each Fund would pay a single advisory fee out of which all of each Fund’s expenses, except for excluded expenses, would be paid. The Board reviewed each Fund’s proposed advisory fee, which would be paid to ETFS, and compared the proposed advisory fee to those paid by comparable funds. The Board noted that each Fund’s advisory fee was within the range of, and in certain instances lower than, advisory fees paid by other peer funds, as identified by the ETFS, with a unitary fee structure. The Trustees also noted that because each Fund was not yet operational, no actual profitability information was available. The Board further noted that ETFS had borne all the organizational expenses of the Trust. The Board also considered the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflected a reasonable sharing of such economies with shareholders. However, because each Fund was newly organized, the Board determined to review economies of scale in the future after each Fund became operational. The Board concluded for each Fund that the advisory fee payable to ETFS appeared reasonable in light of the services proposed to be rendered.

33

Board Approval of Investment Advisory & Sub-Advisory Agreements (Unaudited) (continued)

The Board also reviewed the proposed fees payable to IMS. The Board noted that the fees proposed to be paid to IMS would be paid by ETFS, not by each Fund, and noted that the fee reflected an arms-length negotiation between ETFS and IMS. The Board concluded for each Fund that the fees payable to IMS appeared reasonable in light of the services to be rendered. The Trustees also concluded that any benefits that were expected to accrue to IMS by virtue of its relationships with the Trust were reasonable.

Given all the information available to it and considering all material factors, the Board, including the Independent Trustees, concluded that the terms of the Agreements were fair and reasonable and that the initial approval of the Agreements was in the best interests of each Fund and potential shareholders.

34

Additional Information (Unaudited)

Proxy Voting Information

A description of ETFS Trust’s proxy voting policies and procedures is attached to the Funds’ Statement of Additional Information, which is available without charge by visiting the Trust’s website at http://www.etfsecurities.com or the Securities and Exchange Commission’s (“SEC”) SEC’s website at www.sec.gov or by calling 1-844-383-7289.

When available, information regarding how a Fund voted proxies relating to its portfolio securities during the most recent 12-month period ended June 30 will be available without charge upon request by calling 1-844-383-7289 or from the Funds’ website at http://www.etfsecurities.com and on the SEC’s website at http://www.sec.gov.

Quarterly Portfolio Holdings Information

Information about each Fund’s daily portfolio holdings is available at www.etfsecurities.com. In addition, each Fund discloses its complete portfolio holdings as of the end of its fiscal year (December 31) and its second fiscal quarter (June 30) in its reports to shareholders. Each Fund files its complete portfolio holdings as of the end of its first and third fiscal quarters (March 31 and September 30, respectively) with the SEC on Form N-Q no later than 60 days after the relevant fiscal period. You can find the SEC filings on the SEC’s website, www.sec.gov.

35

ETFS Trust
c/o ALPS Distributors, Inc.
1290 Broadway, Suite 1100
Denver, Colorado 80203

Must be accompanied or preceded by a Prospectus.
Distributor: ALPS Distributors, Inc.

Item 2. Code Of Ethics.

Not applicable for this reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for this reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for this reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable for this reporting period.

Item 6. Investments

(a)	Schedule I – Investments in Securities of Unaffiliated Issuers

The complete schedule of investments is included in the report to shareholders in Item 1 of this Form N-CSR.

(b)	Securities Divested of in accordance with Section 13(c) of the Investment Company Act of 1940.

Not applicable.

Item 7. Disclosure Of Proxy Voting Policies And Procedures For Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchase Of Equity Securities By Closed-End Management Investment Company And Affiliated Purchasers.

Not applicable.

Item 10. Submission Of Matters To A Vote Of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees.

Item 11. Controls And Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a - 3(d) under the 1940 Act) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for this reporting period.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications required by Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ETFS Trust

By:

/s/ Benoit Autier

Benoit Autier

President

September 3, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:

/s/ Benoit Autier

Benoit Autier

President

September 3, 2015

By:

/s/ Joe Roxburgh

Joe Roxburgh

Treasurer and Principal Financial Officer

September 3, 2015